As filed with the Securities and Exchange Commission on May 27, 2005

                       1933 Act Registration No. 033-89090
                       1940 Act Registration No. 811-08966

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                         Pre-Effective Amendment No.                  [ ]
                         Post-Effective Amendment No. 20              [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 22

                          LEGG MASON GROWTH TRUST, INC.
                    (FORMERLY: LEGG MASON FOCUS TRUST, INC.)
               (Exact name of registrant as specified in charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (410) 539-0000

                                   Copies to:

RICHARD M. WACHTERMAN, ESQ.                     ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated            Kirkpatrick & Lockhart Nicholson
100 Light Street                                Graham LLP
Baltimore, Maryland 21202                       1800 Massachusetts Avenue, N.W.
                                                Second Floor
(Name and address of agent for service)         Washington, D.C. 20036-1221

It is proposed that this filing will
become effective:

[ ]     Immediately upon filing pursuant to Rule 485(b)
[ ]     On , pursuant to Rule 485(b)
[ ]     60 days after filing pursuant to Rule 485 (a)(1)
[X]     On July 29, 2005, pursuant to Rule 485 (a)(1)
[ ]     75 days after filing pursuant to Rule 485(a)(2)
[ ]     On , pursuant to Rule 485(a)(2)

If appropriate, check the following box: [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Growth Trust, Inc.

                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A - Primary Class and Signature Class Prospectus
Legg Mason Growth Trust

Part B - Statement of Additional Information
Legg Mason Growth Trust
Primary Class, Signature Class, Institutional Class and Financial Intermediary Class Shares

Part C - Other Information

Signature Page

Exhibits

Legg Mason
Growth Trust, Inc.
--------------------------------------------------------------------------------



                  PRIMARY CLASS and SIGNATURE CLASS PROSPECTUS

                                 August 1, 2005


                                      Logo

THE SHARES OFFERED BY THIS PROSPECTUS ARE SUBJECT TO VARIOUS FEES AND EXPENSES, INCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES. SEE "FEES AND EXPENSES OF THE FUND" ON PAGE 4 AND "DISTRIBUTION PLAN" ON PAGE 6.





As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

A b o u t  t h e  f u n d:
--------------------------------------------------------------------------------


        1      Investment objective and policies

        2      Principal risks

        3      Performance

        4      Fees and expenses of the fund

        5      Distribution plan

        6      Management


A b o u t  y o u r  i n v e s t m e n t:
--------------------------------------------------------------------------------


        7      Shareholder eligibility

        8      How to invest

        11     How to redeem your shares

        13     Account policies

        16     Services for investors

        17     Distributions and taxes

        18     Portfolio disclosure policy

        19     Financial highlights

[GRAPHIC OMITTED] INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE: Maximum long-term capital appreciation with minimum long-term risk to principal.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in common stocks that, in the adviser's opinion, appear to offer above average growth potential and trade at a significant discount to the adviser's assessment of their intrinsic value. Any income realized will be incidental to the fund's objective.

The fund's policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock.

Under normal circumstances, the adviser expects to invest in a limited number of companies. The adviser currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities.

The fund seeks to invest in companies that, in the adviser's opinion, are undervalued at the time of purchase. The selection of common stocks is made through a process whereby companies are identified and selected as eligible investments by examining all fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis. The adviser's investment strategy is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The adviser believes that investors should focus on the long-term economic progress of the investment and disregard short-term nuances.

The portfolio manager sells securities when they have realized what the manager believes is their potential value or when the manager believes that they are not likely to achieve that value in a reasonable period of time.

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. In addition, the fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or temporarily during periods when the adviser believes prevailing market conditions call for a defensive posture. If the fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

                                    * * * * *

The fund's investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval.

[GRAPHIC OMITTED] PRINCIPAL RISKS

IN GENERAL:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

NON-DIVERSIFICATION:

The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

MARKET RISK:

Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

STYLE RISK:

The fund invests primarily in common stocks that, in the adviser's opinion, appear to offer above average growth potential and trade at a significant discount to the adviser's assessment of their intrinsic value. Such an approach involves the risks that those stocks may not realize their investment potential and that they may remain undervalued. Growth stocks as a group can be more volatile than value stocks. There are also risks that other investors will not see the growth potential of an individual issuer, and that the security will not realize its growth potential. Finally, following a particular investment style for the selection and sale of individual securities is subject to a risk that the market may not recognize the value of companies favored by this investment style for long periods of time.

FOREIGN MARKETS:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in securities of domestic issuers. These risks can include political and economic instability, foreign taxation, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency. Many of these risks are greater when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

[GRAPHIC OMITTED] PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of all distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

Signature Class commenced operations on August 1, 2005. As such, this share class has no performance information to report. Each class is invested in the same portfolio of securities. Therefore, the annual total returns for Signature Class shares would differ only to the extent that they would pay lower expenses, and therefore would generally be expected to have higher returns, than Primary Class shares.


                              PRIMARY CLASS SHARES

  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES) (%):

--------------------------------------------------------------------------------
1996     1997    1998     1999      2000     2001     2002    2003    2004
--------------------------------------------------------------------------------
17.14   29.10    41.17    18.59   (22.54)   (6.58)   (9.06)   63.31   7.52
--------------------------------------------------------------------------------

                      During the past nine calendar years:

                                      Quarter Ended            Total Return
                                      -------------            ------------

   Best quarter:                    December 31, 1998              36.94%
   Worst quarter:                   September 30, 2001            (23.51)%


                          AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2004:

--------------------------------------------------------------------------------
GROWTH TRUST - PRIMARY CLASS             1 YEAR      5 YEARS       LIFE OF FUND
--------------------------------------------------------------------------------
Return Before Taxes                        7.52%       2.93%         13.06%(a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions        7.52%       2.93%         12.83%(a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions        4.89%       2.52%         11.64%(a)
and Sale of Fund Shares
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Stock     10.88%      (2.30)%        11.10%(b)
Index (reflects no deduction for fees,
expenses or taxes)(c)
--------------------------------------------------------------------------------

(a)  April 17, 1995 (commencement of operations) to December 31, 2004.
(b)  April 30, 1995 to December 31, 2004.
(c)  The   Standard   &  Poor's   500   Composite   Stock   Index  is  a  market
     capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[GRAPHIC OMITTED]  FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses you may incur directly or indirectly as an investor in either class of the fund. The fund pays operating expenses directly out of the assets of the appropriate class, thereby lowering that class' dividends and/or share price. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                                SHAREHOLDER FEES
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                 PRIMARY CLASS SHARES     SIGNATURE CLASS SHARES
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on            None                     None
Purchases
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on            None                     None
Reinvested Dividends
--------------------------------------------------------------------------------
Redemption Fee                            None                     None
--------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                             PRIMARY CLASS       SIGNATURE CLASS
                                                SHARES               SHARES
--------------------------------------------------------------------------------
Management Fees                                  0.70%                0.75%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees         1.00%                0.50%(b)
--------------------------------------------------------------------------------
Other Expenses                                   0.17%                    %
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(a)          1.87%                    %
--------------------------------------------------------------------------------

(a) The manager currently intends to voluntarily waive fees and reimburse other expenses so that Primary Class and Signature Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.90% and ___% of the fund's average daily net assets attributable to Primary Class and Signature Class shares, respectively. These voluntary waivers are currently expected to continue until April 30, 2006, but may be terminated at any time.

(b) The 12b-1 fees shown in the table reflect the amount at which the Directors have currently limited payments under the fund's Signature Class Distribution Plan. Pursuant to the Distribution Plan, the Directors may authorize payment of up to 0.75% of average net assets without shareholder approval.

EXAMPLE:

This example helps you compare the cost of investing in the Primary Class or Signature Class shares of the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the Primary Class or Signature Class shares of the fund, assuming (1) a 5% return each year, (2) Primary Class' or Signature Class' operating expenses remain the same as shown in the table above (including the effect of any voluntarily agreed to fee waiver, for the specified period), and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                    1 YEAR          3 YEARS         5 YEARS            10 YEARS
--------------------------------------------------------------------------------
Primary Class        $190            $588            $1,011             $2,190
--------------------------------------------------------------------------------
Signature Class      $____            $____           $____             $_____
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] DISTRIBUTION PLAN

DISTRIBUTOR OF THE FUND'S SHARES:

Legg  Mason  Wood  Walker,   Incorporated  ("Legg  Mason"),  100  Light  Street,
Baltimore, Maryland 21202, distributes the fund's shares.

The fund has adopted plans under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class and Signature Class shares and for services provided to Primary Class and Signature Class shareholders. These fees are calculated daily and paid monthly.

For primary Class shares under the plan, the fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. For Signature Class shares under the plan, the fund may pay Legg Mason an annual distribution fee in an amount up to 0.50% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Signature Class shares. The Board has currently approved payment of 0.25% of the fund's average daily net assets as an annual distribution fee under the fund's Signature Class plan.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class and Signature Class shares of the fund. Legg Mason pays these brokers up to 90% of the distribution and service fee that it receives from the fund for those sales and for services to the investors who hold the shares. Legg Mason may also enter into agreements with and make payments to brokers or other entities that support the distribution of fund shares or are engaged in the servicing or maintenance of shareholder accounts including, but not limited to, providing sub-accounting and recordkeeping services.

[GRAPHIC OMITTED] MANAGEMENT

MANAGER, ADVISER AND ADMINISTRATOR:

Legg Mason Capital Management, Inc. ("LMCM" or "adviser") is the fund's investment adviser and manager. LMCM is responsible for making investment decisions for the fund, including placing orders to buy, sell or hold a particular security. For its services during the fiscal year ended December 31, 2004, the fund paid LMCM a fee equal to 0.70% of its average daily net assets. LMCM had aggregate assets under management of approximately $48.9 billion as of December 31, 2004. Prior to April 1, 2005, Legg Mason Funds Management, Inc ("LMFM") acted in the capacity in which LMCM currently acts. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the fund as employees of LMFM continue to do so as employees of LMCM. The compensation arrangement between the fund and LMCM is identical to the previous arrangement between the fund and LMFM.

LMCM has delegated certain administrative responsibilities for the fund to Legg Mason Fund Adviser, Inc. ("LMFA"). LMCM pays LMFA a fee calculated daily and paid monthly of 0.05% of the average daily net assets of the fund.

A discussion regarding the basis for the Board's approval of the investment advisory contract with LMCM will be available in the fund's semi-annual report to shareholders for the period ending June 30, 2005.

LMCM and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202. LMCM, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

PORTFOLIO MANAGEMENT:

Robert G. Hagstrom, Jr., has been responsible for the day-to-day management of the fund since its inception. Mr. Hagstrom has been employed by one or more subsidiaries of Legg Mason, Inc. since 1998. He currently serves as Senior Vice President for LMFM and LMCM, and as President and Chief Investment Officer for Legg Mason Focus Capital, Inc. Mr. Hagstrom holds the Chartered Financial
Analyst designation and is a member of the CFA Institute and the Financial Analysts of Philadelphia. He is well known for his best-selling book, THE WARREN BUFFET WAY: INVESTMENT STRATEGIES OF THE WORLD'S GREATEST INVESTOR. Mr. Hagstrom has written other popular books including: THE NASCAR WAY: THE BUSINESS THAT DRIVES THE SPORT; THE WARREN BUFFET PORTFOLIO: MASTERING THE POWER OF THE FOCUS INVESTMENT STRATEGY; THE ESSENTIAL BUFFETT: TIMELESS PRINCIPLES FOR A NEW ECONOMY; LATTICEWORK: THE NEW INVESTING; and THE DETECTIVE AND THE INVESTOR.

The fund's Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

[GRAPHIC OMITTED] SHAREHOLDER ELIGIBILITY

The fund offers four classes of shares: Primary Class, Signature Class, Institutional Class and Financial Intermediary Class. Institutional Class and Financial Intermediary Class shares are offered through a separate Prospectus. Institutional Class shares are not subject to a Rule 12b-1 fee and Financial Intermediary Class shares have a Rule 12b-1 fee of 0.25%. Each share class represents an investment in the same portfolio of securities, but is subject to different expenses, different sales charge structures and different eligibility requirements for investing. The eligibility requirements for Primary Class and Signature Class are summarized below.

--------------------------------------------------------------------------------
                             PRIMARY CLASS SHARES        SIGNATURE CLASS SHARES
--------------------------------------------------------------------------------
INVESTMENT MINIMUMS -

Aggregate Investments in               None                  $1,000,000 (a)
Legg Mason Funds

Initial Investment                   $1,000                      $2,500
(per fund)

Subsequent Investments                 $100                        $500
(per fund)
--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLANS
(MINIMUM)                               $50                        $250
--------------------------------------------------------------------------------
MINIMUM ACCOUNT SIZE -

Aggregate Investments in               None                    $500,000 (b)
Legg Mason Funds

Per Fund                               $500                      $1,250
--------------------------------------------------------------------------------

(a) To invest in Signature Class shares, you must have aggregate investments totaling $1,000,000 or more in all Legg Mason Funds, not including the Legg Mason money market funds. In order for accounts to be aggregated to meet the minimum investment amount, they must have the same address and participate in the Legg Mason "householding" program. To participate in the Legg Mason "householding" program a shareholder elects to have communications for all accounts (E.G. confirms, statements, prospectuses, shareholder reports) combined into one mailing. Shareholder accounts that do not participate in the Legg Mason "householding" program will not be aggregated to meet the minimum investment amount to be eligible to purchase Signature Class shares. Shareholders whose accounts are held through a firm other than Legg Mason, must meet the requirements of that firm with regard to aggregating multiple accounts to meet the Signature Class minimum investment amount. Shares held at Legg Mason will not be aggregated with those held at other firms. For more information regarding householding call your Legg Mason Financial Advisor or Legg Mason Funds Investor Services at 1-800-822-5544. Householding forms are also available online at www.leggmasonfunds.com.

(b) If your aggregate investments in the Legg Mason Funds, not including the Legg Mason money market funds, fall below $500,000 or a particular account falls below $1,250, your Signature Class shares will be converted into Primary Class shares having the same aggregate value.

Legg Mason, not the funds, is responsible for calculating aggregate account holdings for all purposes in connection with determining eligibility to purchase or hold Signature Class shares.

RETIREMENT PLANS

Employer-sponsored retirement plans (I.E. 401(k), 403(b) or equivalent) where a Legg Mason Financial Advisor is providing advice, record-keeping or other shareholder services to the plan, would be eligible for Primary Class or Signature Class shares in accordance with the minimum initial investment criteria set forth above.

In addition, with respect to such retirement plans:

     o The $1 million initial investment minimum for Signature Class shares would be waived for plans with more than 100 eligible participants;

     o The $2,500 subsequent investment minimum for Signature Class shares would be waived; and

Individual retirement plans (E.G., IRA-based plans and non-ERISA 403(b) plans) would be treated as individual retail accounts for purposes of applying the eligibility criteria.

For questions regarding your eligibility to invest in Primary Class or Signature Class shares, contact your Legg Mason Financial Advisor, Legg Mason Funds Investors Services ("FIS") at 1-800-822-5544 or another authorized entity that has entered into an agreement with the fund's distributor to sell shares of the fund.

[GRAPHIC OMITTED] HOW TO INVEST

Prior to opening an account you should consult the section Shareholder Eligibility on page 8, which outlines share class eligibility requirements as well as initial and subsequent investment minimums.

To open a regular, retirement or Coverdell Education Savings Account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason Financial Advisor, FIS, or other entity offering the fund's shares to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your Legg Mason Financial Advisor, FIS or other entity offering the fund's shares with any questions regarding your investment options.

ONCE YOUR ACCOUNT IS OPEN, YOU MAY USE THE FOLLOWING METHODS TO PURCHASE ADDITIONAL SHARES OF THE FUND:

--------------------------------------------------------------------------------

IN PERSON            If your account is through Legg Mason, give your Legg Mason
                     Financial  Advisor  a  check  payable  to Legg  Mason  Wood
                     Walker,  Incorporated.  If your account is through  another entity,  provide  payment to that entity in accordance with its instructions.
--------------------------------------------------------------------------------
MAIL                 If your  account is through  Legg  Mason,  mail your check, payable  to Legg Mason Wood  Walker,  Incorporated  to your
                     Legg  Mason  Financial  Advisor  or  to  Legg  Mason  Funds
                     Investor  Services  at  P.O.  Box  17023,   Baltimore,   MD
                     21297-0356. If your account is through another entity, mail payment to that entity in accordance with its instructions.
--------------------------------------------------------------------------------
TELEPHONE            If your account is through Legg Mason,  including FIS, call
OR WIRE              your Legg Mason Financial  Advisor or FIS at 1-800-822-5544 to  transfer  available  cash  balances  in your  brokerage account  or  arrange  with  your  bank  to  transfer  money directly from your bank. If your account is through another
                     entity,   contact  that  entity  in  accordance   with  its
                     instructions.  Wire  transfers  may be subject to a service charge by your bank.
--------------------------------------------------------------------------------
INTERNET OR          FIS clients may  purchase  shares of the fund  through Legg
TELEFUND             Mason's Internet site at  www.leggmasonfunds.com or through
                     TELEFund,   the  automated   telephone  account  management
                     service, at 1-877-6-LMFUNDS (1-877-656-3863).
--------------------------------------------------------------------------------
AUTOMATIC            Arrangements  may be made with some employers and financial
INVESTMENTS          institutions for regular automatic  monthly  investments in shares of the fund.  You may also reinvest  dividends  from certain unit investment trusts or other Legg Mason funds in shares of the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUTURE FIRST(R)      Contact a Legg Mason Financial  Advisor or FIS to enroll in
SYSTEMATIC           Legg Mason's Future First (R) Systematic  Investment  Plan.
INVESTMENT PLAN      This plan  allows  you to  automatically  invest a specific dollar amount at regular intervals. The transfer agent will transfer  money  directly  from your  checking  or  savings account, your Legg Mason brokerage account, or another Legg
                     Mason fund to purchase shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

[GRAPHIC OMITTED] HOW TO REDEEM YOUR SHARES

YOU MAY USE ANY OF THE FOLLOWING METHODS TO REDEEM SHARES OF THE FUND:

--------------------------------------------------------------------------------
TELEPHONE            Call  your  Legg   Mason   Financial   Advisor  or  FIS  at
                     1-800-822-5544 or other entity through which you hold shares to request a redemption. Please have the following information ready when you call: the name of the fund and share class, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                     Proceeds  will be credited to your  brokerage  account or a check  will be sent to you,  by Legg  Mason  or the  entity through  which  you hold  shares  at your  direction.  Wire requests  to Legg Mason will be subject to a fee.  For wire transfers,  be sure that Legg Mason or the  entity  through which you hold shares has your bank account  information on file.
--------------------------------------------------------------------------------
INTERNET OR          FIS clients may request a redemption of fund shares through
TELEFUND             Legg Mason's  Internet  site at  www.leggmasonfunds.com  or
                     through  TELEFund  at   1-877-6-LMFUNDS   (1-877-656-3863).
                     Proceeds  will be credited to your  brokerage  account or a check will be sent to you by Legg Mason at your  direction.
--------------------------------------------------------------------------------
MAIL                 Send a letter to your Legg Mason Financial Advisor, to Legg
                     Mason Funds Investor Services at P.O. Box 17023, Baltimore,
                     MD 21297-0356,  or the entity through which you hold shares requesting  redemption of your shares. The letter should be signed  by all of the  owners  of the  account.  Redemption requests  for shares  valued at $10,000 or more or when the
                     proceeds  are  to  be  paid  to  someone   other  than  the
                     accountholder(s)  may require a signature  guarantee.  (See
                     "ACCOUNT POLICIES - Signature Guarantee.")

                     Proceeds will be credited to your brokerage account or a check will be sent to you by Legg Mason or the entity through which you hold shares, at your direction. Wire requests to Legg Mason will be subject to a fee. For wire transfers, be sure that Legg Mason or the entity through which you hold shares has your bank account information on file.
--------------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. Legg Mason will not be responsible for any account losses due to fraudulent telephone or Internet orders that Legg Mason reasonably believes to be genuine.

Fund shares will be redeemed at the next net asset value calculated after your redemption request is received in proper form by the fund from your Legg Mason Financial Advisor, FIS or another authorized entity offering shares of the fund.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.

[GRAPHIC OMITTED] ACCOUNT POLICIES

CALCULATION OF NET ASSET VALUE:

Net asset value per share of each class of shares is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Primary Class or Signature Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class.

The fund's securities are generally valued on the basis of closing market prices or market quotations. OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. When closing market prices or market quotations are not readily available (such as when trading in a security is halted or when the principal exchange on which a security is traded closes early) or are considered by the adviser to be unreliable, the fund's securities are valued at fair value as determined under policies approved by the Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the adviser to be the primary market. The fund values its foreign securities in U.S. dollars on the basis of foreign currency exchange rates prior to the close of trading on the Exchange, generally, 2:00 p.m., Eastern time. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Fair value methods are necessarily estimates, and the use of fair value prices may cause the net asset value of the fund's shares to differ from the net asset value that would be calculated using other methods of valuation.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

SIGNATURE GUARANTEE:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The fund reserves the right to:

     o    suspend the offering of shares for a period of time;
     o    change its minimum investment amounts; and
     o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC") or the Investment Company Act of 1940, as amended.

FREQUENT TRADING OF FUND SHARES:

Frequent trading in the fund's shares increases the fund's administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of the fund's portfolio and increase the fund's costs associated with trading the fund's portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by the fund's other shareholders. The fund therefore discourages frequent purchases and redemptions by shareholders.

The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the fund's Board of Directors has determined that the fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets.

Under the fund's frequent trading policy, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever the fund detects a pattern of excessive trading. The policy provides that the fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" during any rolling 12-month period. However, the fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

A "ROUND TRIP" is defined as a purchase (including subscriptions and exchanges) into the fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of fund shares pursuant to the Automatic Investment Plan and Systematic Withdrawal Plan are not considered in determining Round Trips.

With respect to accounts where shareholder transactions are processed or records are kept by third-party intermediaries, the fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, the fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the fund's frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary maintaining such account. The fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading.

Although the fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

[GRAPHIC OMITTED] SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering shares of the fund for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:

You will receive a confirmation from Legg Mason or the entity through which you invest after each transaction involving Primary Class and Signature Class shares (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal
Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

SYSTEMATIC WITHDRAWAL PLAN:

If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more ($1,000 or more for IRAs and Coverdell Education Savings Accounts), you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages associated with such purchases and withdrawals.

EXCHANGE PRIVILEGE:

Primary Class shares of the fund may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of The Royce Funds (except Royce TrustShares Fund). Signature Class shares of the fund may be exchanged for Signature Class shares of any of the other Legg Mason funds, or Primary Class shares of any other Legg Mason fund that does not offer Signature Class shares, provided that you meet the eligibility criteria of the Signature Class. In each case, the fund into which you are exchanging must be eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TELEFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. An exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

The fund reserves the right to terminate or modify the exchange privilege after 60 days' written notice to shareholders.

MAILING OF REPORTS AND PROSPECTUSES:

If two or more members of a household own the same fund, we economize on fund expenses by sending only one shareholder report and prospectus. If you do not want your mailings to be consolidated in that way, please call your financial adviser or FIS at 1-800-822-5544 or write to us at Legg Mason Funds Investor Services, 100 Light Street, P.O. Box 17023, Baltimore, MD 21297-0356 and we will send separate reports and prospectuses to each account holder living in your household. Note, however, that a decision not to participate in the
"householding" program could adversely affect your eligibility to purchase Signature Class shares.

[GRAPHIC OMITTED] DISTRIBUTIONS AND TAXES

The fund declares and pays dividends from any net investment income annually.

The fund distributes substantially all of its net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss and net realized gain from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next distribution is to be paid. Primary Class shareholders who have a minimum account balance of $10,000, may request that their dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares
Fund). [Signature Class shareholders who have a minimum account balance of $________, may request that their dividends and/or other distributions be invested in Signature Class shares of another eligible Legg Mason fund or Primary Class shares of any other Legg Mason fund that does not offer Signature Class shares.] In each case, the fund into which you are investing must be available for sale in your state.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from the fund's investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the part of the dividends that is "qualified dividend income" (I.E., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which the fund satisfies certain holding period, debt-financing and other restrictions), if any, is subject to a maximum federal income tax rate of 15% for individual shareholders who satisfy those restrictions with respect to their shares on which the fund dividends are paid. Distributions of the fund's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The  fund's  dividend  and  interest  income  on,  and  gains it  realizes  from
disposition  of,  foreign  securities,   if  any,  may  be  subject  to  income,
withholding or other taxes imposed by foreign countries and U.S. possessions.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

As required by law, the fund will withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund is also required to withhold 28% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[GRAPHIC OMITTED] PORTFOLIO DISCLOSURE POLICY

A description of the fund's policies and procedures with respect to the disclosure of its portfolio securities holdings is available in the fund's Statement of Additional Information. The fund's complete portfolio holdings are available on the Legg Mason Funds' website at http://www.leggmason.com/funds/ourfunds/whats_new/portfolioholdings.asp approximately on the next to last business day of the month following each quarter-end, and partial information concerning the fund's portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds' website in fact sheets and other formats on a quarterly basis approximately on the 10th business day of the month following each quarter-end. Such information will remain available until the next quarter's holdings are posted.

[GRAPHIC OMITTED] FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's Primary Class financial performance for the past five years. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the fund's Statement of Additional Information (see back cover) and is included in the fund's annual report. The fund's annual report is available upon request by calling toll-free 1-800-822-5544.

LEGG MASON GROWTH TRUST, INC.
--------------------------------------------------------------------------------

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies. The fund's SAI is available free of charge at http://www.leggmasonfunds.com.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund's annual and semi-annual reports are available free of charge at http://www.leggmasonfunds.com.

TO  REQUEST  THE  SAI  OR  ANY  REPORTS  TO  SHAREHOLDERS,  OR  TO  OBTAIN  MORE
INFORMATION:
o    call toll-free 1-800-822-5544
o    visit us on the Internet at http://www.leggmasonfunds.com
o    write to us at:  Legg Mason Funds Investor Services
                      100 Light Street, P.O. Box 17023
                      Baltimore, Maryland 21297-0356

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-091                             Investment Company Act File Number: 811-8966

                          LEGG MASON GROWTH TRUST, INC.

              PRIMARY CLASS, SIGNATURE CLASS, INSTITUTIONAL CLASS,
                     AND FINANCIAL INTERMEDIARY CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2005



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the fund's Prospectus for Primary Class and Signature Class shares (dated August 1, 2005) or the fund's Prospectus for Institutional Class and Financial Intermediary Class shares (dated May 1, 2005), which have been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its independent registered public accounting firm are incorporated by reference from the fund's annual report to shareholders into (and are therefore legally part of) this SAI. A copy of either of the Prospectuses or the annual report may be obtained without charge from the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544 (Primary Class and Signature Class shares) or 1-888-425-6432 (Institutional Class and Financial Intermediary Class shares).




                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------

                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

DESCRIPTION OF THE FUND.......................................................1
FUND POLICIES.................................................................1
INVESTMENT STRATEGIES AND RISKS...............................................3
ADDITIONAL TAX INFORMATION....................................................9
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................11
VALUATION OF FUND SHARES.....................................................14
PERFORMANCE INFORMATION......................................................16
TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES..........................17
MANAGEMENT OF THE FUND.......................................................18
THE FUND'S INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR.....................25
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................29
THE FUND'S DISTRIBUTOR.......................................................30
CAPITAL STOCK INFORMATION....................................................33
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT..............33
THE FUND'S LEGAL COUNSEL.....................................................33
THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................33
FINANCIAL STATEMENTS.........................................................33
RATINGS OF SECURITIES.......................................................A-1
PROXY VOTING POLICIES.......................................................B-1


No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this SAI in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectuses and this SAI do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

     Legg Mason Growth Trust, Inc. ("Growth Trust" or "Corporation" or "fund") is a non-diversified open-end management investment company established as a Maryland corporation on January 27, 1995. In February 2004, the Board of Directors of the fund changed the fund's name from Legg Mason Focus Trust to Legg Mason Growth Trust.

                                  FUND POLICIES

     The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectuses.

     The fund's investment objective is to seek maximum long-term capital appreciation with minimum long-term risk to principal. This investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval upon at least 60 days' prior written notice to shareholders.

     The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

1. BORROWING: The fund may not borrow money, except (1) in an amount not exceeding 331/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. UNDERWRITING: The fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended ("1933 Act");

3. LOANS: The fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. SENIOR SECURITIES: The fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. REAL ESTATE: The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. COMMODITIES: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. CONCENTRATION: The fund may not make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

     The foregoing fundamental investment limitations may be changed only by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

     Although not a part of the fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

     Unless otherwise stated, the fund's investment policies and limitations are non-fundamental and may be changed without shareholder approval. The following are some of the non-fundamental investment limitations that the fund currently observes:

1. BORROWING: The fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. ILLIQUID SECURITIES: The fund may invest up to 15% of its net assets in illiquid securities.

3. SHORT SALES: The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4. MARGIN PURCHASES: The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

     The fund is non-diversified; however, the fund intends to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), which requires that the fund, among other things, (1) invest no more than 25% of the value of its total assets in securities of any one issuer, and (2) invest at least 50% of the value of its total assets so that (a) no more than 5% of that value is invested in the securities of any one issuer and (b) the fund does not hold more than 10% of the outstanding voting securities of any one issuer. These limits do not apply to cash and cash items, U.S. Government securities or securities of other RICs. These requirements must be satisfied at the close of each quarter of the fund's taxable year.

     Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectuses or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

                         INVESTMENT STRATEGIES AND RISKS

THE FUND MAY USE INSTRUMENTS OR TECHNIQUES, INCLUDING THE FOLLOWING:

CONVERTIBLE SECURITIES

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation's capital structure.

     The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion or exchange value.

     Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality by the adviser. Moody's Investors Service, Inc. ("Moody's") describes securities rated "Ba" as having "speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

BORROWING

     The fund has a fundamental policy that it may not borrow money, except (1) in an amount not exceeding 331/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls. In the event that the asset coverage of the fund's borrowings at any time falls below 300%, the fund shall, within three business days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     The fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" and "delayed delivery" basis. These transactions involve a commitment by the fund to purchase or sell particular securities with payment and delivery taking place at a future date. They involve the risk that the price or yield available in the market may be less favorable than the price or yield available when the delivery takes place. Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the security has risen. The fund's when-issued purchases, forward commitments and delayed delivery transactions in total will not exceed 5% of the value of the fund's net assets. This 5% limitation reflects the value of the underlying obligation together with its initial payment.

     Although the fund may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed delivery basis, the fund does not have the current intention of doing so. The fund will normally realize a capital gain or loss in connection with these transactions.

     When the fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the fund will segregate cash, U.S. Government securities or other high-grade liquid debt obligations having a value
(determined daily) at least equal to the amount of the fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the fund will segregate the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that the fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

SECURITIES LENDING

     The fund may lend portfolio securities to broker-dealers and financial institutions, although at the present time it has no intention of lending portfolio securities. The fund may lend portfolio securities, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the fund may call the loan at any time and receive the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33% of the total assets of the fund. When the fund loans a security to another party, it runs the risk that the other party will default on its obligation, and that the value of the collateral will decline before the fund can dispose of it.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES

     The fund may invest up to 15% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be sold or otherwise disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, mortgage-related securities for which there is no established market, and restricted securities other than those the adviser has determined are liquid pursuant to guidelines established by the fund's Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter ("OTC") options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid investments than those for which a more active market exists.

     Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

     SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to the fund, acting pursuant to guidelines established by the fund's Board of Directors, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

PORTFOLIO TURNOVER

     The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.

     Generally, the fund will purchase portfolio securities for capital appreciation and not for short-term trading profits. The adviser anticipates that the portfolio turnover levels will be held at low levels, but portfolio turnover will not be a limiting factor in making portfolio decisions. The annual portfolio turnover for the fund is not expected to exceed 100%.

     Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements to meet redemptions of shares and by requirements, which enable the fund to receive favorable tax treatment. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.

REPURCHASE AGREEMENTS

     When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund's adviser to present minimal risk of default during the term of the agreement.

     Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. The fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited. However, the fund's adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

     When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held for the fund by a custodian bank or an approved securities depository or book-entry system.

REVERSE REPURCHASE AGREEMENTS

     The fund may enter into reverse repurchase agreements, but it does not currently have the intention of doing so. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to the fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the fund will segregate cash, U.S. Government securities or other liquid, high grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the fund may decline below the price the fund is obligated to pay upon their repurchase. There is also a risk that the counterparty to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the fund.

EXPOSURE TO FOREIGN MARKETS

     The fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, GDRs or EDRs (as defined below). Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

     The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return can be earned thereon. The inability of the fund to make intended investments due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

     Since the fund may invest in securities denominated in currencies other than the U.S. dollar and since the fund may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the fund's shares, and also may affect the value of dividends and interest earned by the fund and gains and losses realized by the fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

     In addition to purchasing foreign securities, the fund may invest in American Depositary Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of the fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The fund may also invest in Global Depositary Receipts ("GDRs"), which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of the underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

     The fund may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The fund has no current intention to invest in unsponsored ADRs and EDRs.

SECURITIES OF OTHER INVESTMENT COMPANIES

     The fund may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies. An investment in an investment company involves risks similar to those of investing directly in the investment company's portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

     In addition, investing in the securities of other investment companies involves certain other risks, costs, and expenses for the fund. If the fund invests in another investment company, the fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses incurred by the fund. In addition, the fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the net asset value of the issuers' portfolio securities.

     The fund may also invest in the securities of private investment companies, including "hedge funds." As with investments in other investment companies, if the fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees and other operating expenses of such company. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund. In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which other registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for the fund's investment in these companies typically will have to be determined under policies approved by the Board of Directors.

     The 1940 Act provides that the fund may not purchase or otherwise acquire the securities of other "registered investment companies" (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of any investment company;
(ii) securities issued by any one investment company having a value in excess of 5% of the fund's total assets; or (iii) securities issued by all investment companies in general having an aggregate value in excess of 10% of the fund's total assets.

     The fund will invest in securities of other investment companies, including private investment companies, when, in the adviser's judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

SECURITIES OF EXCHANGE-TRADED FUNDS

     The fund may invest in the securities of exchange-traded funds ("ETFs"). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or stocks (the "Underlying Securities"). The Underlying Securities are typically selected to correspond to the stocks or other securities that comprise a particular broad based, sector or international index, or that are otherwise representative of a particular industry sector. An investment in an ETF involves risks similar to investing directly in each of the Underlying Securities, including the risk that the value of the Underlying Securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

     The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

     To the extent an ETF is a registered investment company, as defined above, the limitations applicable to the fund's ability to purchase securities issued by other investment companies will apply.

OTHER INVESTMENTS

     Even though the fund's policy is to remain substantially invested in common stocks or securities convertible into common stock it may invest in non-convertible preferred stock and non-convertible debt securities. Investments in debt securities will be rated investment grade.

RATINGS OF DEBT OBLIGATIONS

     The fund may invest in convertible securities and, for temporary defensive purposes, high quality short-term debt obligations rated investment grade. Moody's, Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") and other nationally recognized or foreign statistical rating organizations are private organizations that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A. The fund may consider these ratings in determining whether to purchase, sell or hold a security. Ratings issued by Moody's or S&P represent only the opinions of those agencies and are not guarantees of credit quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

     If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

SENIOR SECURITIES

     The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. The fund's non-bank borrowings, for temporary purposes only, in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made, is not deemed to be an issuance of a senior security.

     There are various investment techniques that may give rise to an obligation of the fund to make a future payment about which the SEC has stated it would not raise senior security concerns, provided the fund maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short options positions and repurchase agreements.

                                    * * * * *

     Subject to prior disclosure to shareholders, the Board of Directors may, in the future, authorize the fund to invest in securities other than those listed here and in the Prospectuses, provided that such investment would be consistent with the fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the fund.

                           ADDITIONAL TAX INFORMATION

     The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

GENERAL

     To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income
(including gains from futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or two or more issuers the fund controls that are determined to be engaged in the same, similar or related trades or business.

     By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is "qualified dividend income," which is subject to a maximum federal income tax rate of 15% for individuals (described in the Prospectuses)) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS AND REDEMPTION OF SHARES

     Dividends and other distributions the fund declares in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for
(1) the 15% maximum rate of federal income tax applicable to "qualified dividend income" that individual shareholders receive and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund's distributions of net capital gain ("capital gain distributions") do not qualify for the dividends-received deduction.

     If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor would pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Capital gain distributions the fund makes that are attributable to any net capital gain it receives on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009, will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption during that period of his or her fund shares held for more than one year will qualify for that maximum rate.

FOREIGN TAXES

     Dividends and interest the fund receives, and gains it realizes, from foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income."

     If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

FOREIGN CURRENCIES

     Gain from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations) will be treated as qualifying income under the Income Requirement.

     Some foreign currency contracts in which the fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of its taxable year, other than contracts with respect to which it has made a "mixed straddle" election, must be "marked-to-market" (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on such deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

     Under section 988 of the Code, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

OTHER

     If the fund has an "appreciated financial position" - generally, an interest (including an interest through a forward currency contract) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of an offsetting notional principal contract or a forward currency contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property).

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

FUTURE FIRST(R) SYSTEMATIC INVESTMENT PLAN AND TRANSFER OF FUNDS FROM FINANCIAL INSTITUTIONS

     If you invest in Primary Class or Signature Class shares, the Prospectus for those shares explains that you may buy additional shares through the Future First(R) Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class or Signature Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the fund's transfer agent, to transfer funds each month from your Legg Mason brokerage account ("Brokerage Account"), your checking/savings account, or another Legg Mason fund to be used to buy additional shares. Legg Mason will send an account statement monthly. The transfer will also be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.

     You may also buy additional Primary Class or Signature Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in Primary Class or Signature Class shares of the fund.

SYSTEMATIC WITHDRAWAL PLAN

Primary Class and Signature Class Shares
----------------------------------------

     Shareholders of the fund's Primary Class or Signature Class shares are eligible to participate in the Legg Mason Systematic Withdrawal Plan. Any account with a net asset value of $5,000 or more ($1,000 or more for individual retirement accounts ("IRAs") and Coverdell Education Savings Accounts ("Coverdell ESAs")) may elect to make withdrawals of a minimum of $50 on a monthly basis. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Credit to brokerage account - fund shares can be redeemed on any business day of the month and the proceeds will be credited to the brokerage account in approximately two business days; (2) Check mailed by the fund's transfer agent - fund shares will be redeemed on the 25th of each month or next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting your Legg Mason Financial Advisor or Legg Mason Funds Investor Services. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

Institutional and Financial Intermediary Class Shares
-----------------------------------------------------

     Shareholders of the fund's Institutional Class or Financial Intermediary Class shares with an initial net asset value of $1,000,000 or more are eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Institutional Funds. The fund, its transfer agent, and Legg Mason Institutional Funds also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General
----------

     The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

     Redemptions will be made at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the previous day the Exchange was open.

     Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

     Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, Primary Class shareholders who maintain a Systematic Withdrawal Plan may not make periodic investments under the Future First(R) Systematic Investment Plan.

OTHER INFORMATION REGARDING REDEMPTIONS

     The fund reserves the right to modify or terminate the wire, telephone or Internet redemption services described in the Prospectuses and this SAI at any time.

     The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

     Clients of certain financial intermediaries that maintain omnibus accounts with the fund's transfer agent may obtain shares through those financial intermediaries. Such financial intermediaries may receive payments from the fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from Legg Mason without receiving or paying for such other services.

REDEMPTION IN-KIND

     The fund reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totaling at least $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. Because redemption in-kind may be used at times of unusual illiquidity in the markets, these valuation methods may include fair value estimations. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund's shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the party receiving the securities. Redemptions in-kind will not be done with Legg Mason or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

                            VALUATION OF FUND SHARES

     Net asset value of the fund's shares is determined daily for each class as of the close of regular trading on the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange are normally valued at last sale prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. The fund values its foreign securities in U.S. dollars on the basis of foreign currency exchange rates prior to the close of trading on the Exchange, generally, 2:00 p.m., Eastern time. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. All other securities are valued at fair value as determined under procedures approved by the Corporation's Board of Directors. The fund may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the fund believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of each class, and the current market value of options sold by the fund will be subtracted from net assets of each class.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of Directors of the fund has adopted the following guidelines with respect to the disclosure of the fund's portfolio securities. The fund's Board believes these policies are in the best interests of the fund and its shareholders and that they strike an appropriate balance between the desire of investors for information about the fund's portfolio holdings and the need to protect the fund from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by the Board upon the recommendations of the fund's investment adviser. The Board will be provided with reports regarding any determinations made by the Chief Legal Officer pursuant to the policy and any other material issues arising under the policies and can exercise oversight over the operation of the policies.

     POLICY. Except as described below, no portfolio holdings information of the fund shall be provided to any individual, investor, or other person or entity unless specifically authorized by the fund's Chief Legal Officer or a person authorized by the Chief Legal Officer.

     PUBLIC DISCLOSURE OF PORTFOLIO HOLDINGS. The fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Legg Mason Funds website www.leggmasonfunds.com. Additionally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q for the first and third quarters of the fiscal year. The fund's Form N-Q filings are available at the website of the Securities and Exchange Commission at http://www.sec.gov.

     Complete fund portfolio holdings information as of quarter end may be disclosed no sooner than the last business day of the month following quarter-end, PROVIDED that such information has been made available to the public through postings on the fund's website at least one day previously.

Partial information concerning the fund's portfolio holdings (such as top ten holdings) may be provided to fund shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis no sooner than 11 business days after quarter or month end, provided that such information has been made available to the public through postings on the fund's website at least one day previously.

     Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest portfolio holdings information publicly available in accordance with the fund's guidelines.

NON-PUBLIC DISSEMINATION OF PORTFOLIO HOLDINGS INFORMATION. From time to time, portfolio holdings that are not publicly available may be required by third parties in order to perform various services for the fund. Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Legal Officer of the fund determines that
1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of the information. No consideration may be received by any party for providing non-public fund portfolio holdings information to any third party, except consideration received by the fund in connection with the services being provided to it by the third party which receives the non-public information. The investment adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to the fund may result in sales of fund shares.

     At the present time the fund has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

     Service Providers:

     State Street Bank and Trust Company - Information is provided daily with no time lag.

     PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.

     Kirkpatrick & Lockhart Nicholson Graham LLP - Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

     Institutional Shareholder Services - Information is provided daily with no lag time.

     Other Third Parties:

     Lipper Analytical Services Corporation - Information is provided quarterly with a time lag of five business days.

     Russell/Mellon Analytical Services - Information is provided monthly with a time lag of 3 business days.

     In all cases the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     Additionally, the fund may occasionally reveal certain of its current portfolio securities to broker dealers in connection with that broker dealer executing securities transactions on behalf of the fund. In such a case, the fund does not enter into a formal confidentiality agreement with the broker dealer but relies on the broker dealer's obligations based on statutes, rules, and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker/dealer whom the fund's investment adviser believed was misusing the disclosed information.

     The fund's Board of Directors, officers, and certain Legg Mason employees, including funds accounting, legal, compliance, marketing, administrative personnel and members of certain Legg Mason committees or groups, have access to the fund's portfolio holdings prior to the time it is made public. All such persons are subject to a Code of Ethics that requires that portfolio information be kept confidential and not to trade securities on the basis of such information.

     The fund may also provide certain information (other than complete portfolio holdings) that is related to the fund's portfolio holdings or derived from the fund's portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the fund's website or in other published form, so long as the Chief Legal Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.


     1- A small number of portfolio holdings (including information that the fund no longer holds a particular security). However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released. However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

     2- General information about the fund's portfolio holdings that cannot be used to determine the fund's portfolio holdings or any portion thereof. This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities, and duration.

     The Chief Legal Officer may authorize another person to make the determinations required under this policy. If consistent with the best interests of the fund and its shareholders, such determinations (whether made by the Chief Legal Officer or his/her designee) do not necessarily need to be made each time the information is disclosed. For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     Average annual total return quotes used in the fund's advertising and other promotional materials ("Performance Advertisements") are calculated separately for each class according to the following formulas:

BEFORE-TAX

                     n
               P(1+T)        =      ERV

where:         P             =      a hypothetical initial payment of $1,000
               T             =      average annual total return
               n             =      number of years
               ERV           =      ending redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

AFTER-TAX

PRE-LIQUIDATION RETURN (average annual total return after taxes on distributions):

                     n
               P(1+T)        =      ATV
                                       D

where:         P             =      a hypothetical initial payment of $1,000
               T             =      average annual total return (after taxes on
                                    distributions)
               n             =      number of years
               ATVD          =      ending value of hypothetical $1,000 payment
                                    made at the beginning of the 1-, 5-, or
                                    10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.

POST-LIQUIDATION   RETURN   (average   annual   total   return  after  taxes  on
distributions and on redemption):

                     n
               P(1+T)        =      ATVDR

     (Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

     Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, or www.leggmasonfunds.com (Primary Class and Signature Class shares) or www.lminstitutionalfunds.com (Institutional Class and Financial Intermediary Class shares) for more current performance information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

               TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES

     Investors may invest in Primary Class shares of the fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLES"), other qualified retirement plans and Coverdell ESAs (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Legg Mason Financial Advisor or other entity offering the fund's shares for further information with respect to these plans.

INDIVIDUAL RETIREMENT ACCOUNT - IRA

     TRADITIONAL IRA. Certain Primary Class shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

     ROTH  IRA.  Unlike  a  traditional  IRA,  a Roth IRA is only  available  to individuals who meet certain "modified adjusted gross income" (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

     Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to conversions of a traditional IRA, the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

SIMPLIFIED EMPLOYEE PENSION PLAN - SEP

     Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of the fund.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES - SIMPLE

     An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee's salary or a 2% non-elective contribution.

COVERDELL EDUCATION SAVINGS ACCOUNT - COVERDELL ESA

     Although not for retirement savings, a Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

     For further information regarding any of the above qualified plans, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

WITHHOLDING

     Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified retirement plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUND

     Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.

     The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not "interested persons" of the Corporation, as defined in the 1940 Act, are members of all three committees.

     The Audit Committee meets at least twice a year with the Corporation's independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Corporation, the auditor's assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors, and to evaluate the performance of directors. The selection and nomination of candidates to serve as independent directors to the fund is committed to the discretion of the fund's current independent directors. The Independent Directors Committee considers matters related to fund operations and oversees issues related to the independent directors. During the last fiscal year, the Audit Committee met three times, the Nominating Committee met two times and the Independent Directors Committee met five times.

     The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.

-------------------------------------------------------------------------------------------------------
                                       TERM OF
                                       OFFICE
                                       AND
                                      NUMBER OF
                         POSITION(S)   LENGTH     FUNDS IN
                          HELD WITH    OF TIME      FUND          OTHER       PRINCIPAL OCCUPATION(S)
                             THE       SERVED     COMPLEX    DIRECTORSHIPS    DURING THE PAST FIVE
NAME AND YEAR OF BIRTH   CORPORATION     (1)      OVERSEEN        HELD                 YEARS
-------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
-------------------------------------------------------------------------------------------------------
Hearn, Ruby P.           Director     Since      Director/    None           Senior Vice President
1940                                  2004       Trustee of                  Emerita of The Robert
                                                 all Legg                    Wood Johnson Foundation
                                                 Mason                       since 2001. Formerly:
                                                 funds                       Senior Vice President of
                                                 consisting                  The Robert Wood Johnson
                                                 of 23                       Foundation (1996-2001).
                                                 portfolios.
-------------------------------------------------------------------------------------------------------
Lehman, Arnold L.        Director     Since      Director/    None           Director of The Brooklyn
1944                                  1998       Trustee of                  Museum of Art since
                                                 all Legg                    1997; Trustee of
                                                 Mason                       American Federation of
                                                 funds                       Arts since 1998.
                                                 consisting                  Formerly: Director of
                                                 of 23                       The Baltimore Museum of
                                                 portfolios.                 Art (1979-1997).
-------------------------------------------------------------------------------------------------------
Masters, Robin J.W.      Director     Since      Director/    Chairman of    Retired.  Director of
1955                                  2002       Trustee of   the Board of   Bermuda SMARTRISK
                                                 all Legg     Directors of   (non-profit) since
                                                 Mason        Cap-a-Laige    2001.  Formerly:  Chief
                                                 funds        Ltd.           Investment Officer of
                                                 consisting                  ACE Limited (insurance)
                                                 of 23                       (1986-2000).
                                                 portfolios.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                       TERM OF
                                       OFFICE
                                        AND
                                      NUMBER OF
                         POSITION(S)   LENGTH     FUNDS IN
                          HELD WITH    OF TIME      FUND          OTHER       PRINCIPAL OCCUPATION(S)
                             THE       SERVED     COMPLEX    DIRECTORSHIPS    DURING THE PAST FIVE
NAME AND YEAR OF BIRTH   CORPORATION     (1)      OVERSEEN        HELD                 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
McGovern, Jill E.        Director     Since      Director/    None           Chief Executive Officer
1944                                  1998       Trustee of                  of The Marrow Foundation
                                                 all Legg                    since 1993.  Formerly:
                                                 Mason                       Executive Director of
                                                 funds                       the Baltimore
                                                 consisting                  International Festival
                                                 of 23                       (1991 - 1993); Senior
                                                 portfolios.                 Assistant to the
                                                                             President of The Johns
                                                                             Hopkins University
                                                                             (1986-1990).
-------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.       Director     Since      Director/    Trustee of     Retired.  Director of
1942                                  2002       Trustee of   the Royce      The League for People
                                                 all Legg     Family of      with Disabilities, Inc.;
                                                 Mason        Funds          Director of University
                                                 funds        consisting     of Maryland Foundation
                                                 consisting   of 21          and University of
                                                 of 23        portfolios;    Maryland College Park
                                                 portfolios.  Director of    Foundation
                                                              Municipal      (non-profits).
                                                              Mortgage &     Formerly:  Partner, KPMG
                                                              Equity, LLC.   LLP (international
                                                                             accounting firm)
                                                                             (1972-2002).
-------------------------------------------------------------------------------------------------------
O'Brien, G. Peter        Director     Since      Director/    Trustee of     Trustee of Colgate
1945                                  1999       Trustee of   the Royce      University; President of
                                                 all Legg     Family of      Hill House, Inc.
                                                 Mason        Funds          (residential home
                                                 funds        consisting     care).  Formerly:
                                                 consisting   of 21          Managing Director,
                                                 of 23        portfolios;    Equity Capital Markets
                                                 portfolios.  Director of    Group of Merrill Lynch &
                                                              Renaissance    Co. (1971-1999).
                                                              Capital
                                                              Greenwich
                                                              Funds;
                                                              Director of
                                                              Technology
                                                              Investment
                                                              Capital Corp.
-------------------------------------------------------------------------------------------------------
Rowan, S. Ford           Director     Since      Director/    None           Consultant, Rowan &
1943                                  2002       Trustee of                  Blewitt Inc. (management
                                                 all Legg                    consulting); Chairman,
                                                 Mason                       National Center for
                                                 funds                       Critical Incident
                                                 consisting                  Analysis, National
                                                 of 23                       Defense University,
                                                 portfolios.                 since 2004; Director of
                                                                             Santa Fe Institute
                                                                             (scientific research
                                                                             institute) since 1999;
                                                                             Director of Annapolis
                                                                             Center for Science-Based
                                                                             Public Policy since 1995.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                       TERM OF
                                       OFFICE
                                        AND
                                      NUMBER OF
                         POSITION(S)   LENGTH     FUNDS IN
                          HELD WITH    OF TIME      FUND          OTHER       PRINCIPAL OCCUPATION(S)
                             THE       SERVED     COMPLEX    DIRECTORSHIPS    DURING THE PAST FIVE
NAME AND YEAR OF BIRTH   CORPORATION     (1)      OVERSEEN        HELD                 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Tarola, Robert M.        Director     Since      Director/    None           Senior Vice President
1950                                  2004       Trustee of                  and Chief Financial
                                                 all Legg                    Officer of W. R. Grace &
                                                 Mason                       Co. (specialty
                                                 funds                       chemicals) since 1999.
                                                 consisting
                                                 of 23
                                                 portfolios.
-------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
-------------------------------------------------------------------------------------------------------
Curley Jr., John F.      Chairman     Since      Chairman     None           Chairman of the Board of
1939                     and          1998       and                         all Legg Mason Funds.
                         Director                Director/                   Formerly:  Vice Chairman
                                                 Trustee of                  and Director of Legg
                                                 all Legg                    Mason, Inc. and Legg
                                                 Mason                       Mason Wood Walker,
                                                 funds                       Incorporated
                                                 consisting                  (1982-1998); Director of
                                                 of 23                       Legg Mason Fund Adviser,
                                                 portfolios.                 Inc. (1982-1998) and
                                                                             Western Asset Management
                                                                             Company (1986-1998) (each
                                                                             a registered investment
                                                                             adviser).
-------------------------------------------------------------------------------------------------------
Fetting, Mark R.         President    President  Director/    Trustee of     Senior Executive Vice
1954                     and          since      Trustee of   the Royce      President of Legg Mason,
                         Director     2001 and   all Legg     Family of      Inc., Director and/or
                                      Director   Mason        Funds          officer of various Legg
                                      since      funds        consisting     Mason affiliates since
                                      2002       consisting   of 21          2000.  Formerly:
                                                 of 23        portfolios.    Division President and
                                                 portfolios.                 Senior Officer of
                                                                             Prudential Financial
                                                                             Group, Inc. and related
                                                                             companies, including
                                                                             fund boards and
                                                                             consulting services to
                                                                             subsidiary companies
                                                                             (1991- 2000); Partner,
                                                                             Greenwich Associates;
                                                                             Vice President, T. Rowe
                                                                             Price Group, Inc.
-------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
-------------------------------------------------------------------------------------------------------
Karpinski, Marie K.      Vice         Since      Vice         None           Vice President and
1949                     President    1998       President                   Treasurer of all Legg
                         and                     and                         Mason Funds.  Vice
                         Treasurer               Treasurer                   President and Treasurer
                                                 of all                      of Legg Mason Fund
                                                 Legg Mason                  Adviser, Inc. and
                                                 funds                       Western Asset Funds,
                                                 consisting                  Inc.; Treasurer and
                                                 of 23                       Principal Financial and
                                                 portfolios.                 Accounting Officer of
                                                                             Pacific American Income
                                                                             Shares, Inc., Western
                                                                             Asset Premier Bond Fund,
                                                                             Western Asset/Claymore
                                                                             U.S. Treasury Inflation
                                                                             Protected Securities
                                                                             Fund, and Western
                                                                             Asset/Claymore U.S.
                                                                             Treasury Inflation
                                                                             Protected Securities
                                                                             Fund 2.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                       TERM OF
                                       OFFICE
                                        AND
                                      NUMBER OF
                         POSITION(S)   LENGTH     FUNDS IN
                          HELD WITH    OF TIME      FUND          OTHER       PRINCIPAL OCCUPATION(S)
                             THE       SERVED     COMPLEX    DIRECTORSHIPS    DURING THE PAST FIVE
NAME AND YEAR OF BIRTH   CORPORATION     (1)      OVERSEEN        HELD                 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Merz, Gregory T.         Vice         Since      Vice         None           Vice President and
1958                     President    2003       President                   Deputy General Counsel
                         and Chief               and Chief                   of Legg Mason, Inc.
                         Legal                   Legal                       since 2003.  Formerly:
                         Officer                 Officer of                  Associate General
                                                 all Legg                    Counsel, Fidelity
                                                 Mason                       Investments (1993-2002);
                                                 funds                       Senior Associate,
                                                 consisting                  Debevoise & Plimpton
                                                 of 23                       (law firm) (1985-1993).
                                                 portfolios.
-------------------------------------------------------------------------------------------------------
Olmert, Amy              Vice         Since      Vice         None           Senior Vice President of
1963                     President    2004       President                   Legg Mason, Inc. since
                         and Chief               and Chief                   2004.  Chief Compliance
                         Compliance              Compliance                  Officer of Western Asset
                         Officer                 Officer of                  Funds, Inc., Pacific
                                                 all Legg                    American Income Shares,
                                                 Mason                       Inc., Western Asset
                                                 funds                       Premier Bond Fund,
                                                 consisting                  Western Asset/Claymore
                                                 of 23                       U.S. Treasury Inflation
                                                 portfolios.                 Protected Securities
                                                                             Fund, and Western
                                                                             Asset/Claymore U.S.
                                                                             Treasury Inflation
                                                                             Protected Securities
                                                                             Fund 2 since 2004.
                                                                             Formerly:  Managing
                                                                             Director, Deutsche Asset
                                                                             Management (1997-2004).
-------------------------------------------------------------------------------------------------------


(1) Officers of the Corporation are elected annually to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

     Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

     The following table shows each director's ownership of shares of the fund and of all the Legg Mason Funds served by the director as of December 31, 2004:

-------------------------------------------------------------------------------------------------
                                                                    AGGREGATE DOLLAR RANGE
                                      DOLLAR RANGE OF EQUITY           OF SHARES IN THE
        NAME OF DIRECTOR                  SECURITIES IN                LEGG MASON FUNDS
                                     LEGG MASON GROWTH TRUST          OWNED BY DIRECTOR
-------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
-------------------------------------------------------------------------------------------------
Hearn, Ruby P.                            None                       $10,001 - $50,000
-------------------------------------------------------------------------------------------------
Lehman, Arnold L.                         None                           Over $100,000
-------------------------------------------------------------------------------------------------
Masters, Robin J.W.                 $10,001 - $50,000               $50,001 - $100,000
-------------------------------------------------------------------------------------------------
McGovern, Jill E.                         None                           Over $100,000
-------------------------------------------------------------------------------------------------
Mehlman, Arthur S.                        None                      $50,001 - $100,000
-------------------------------------------------------------------------------------------------
O'Brien, G. Peter                       Over $100,000                    Over $100,000
-------------------------------------------------------------------------------------------------
Rowan, S. Ford                      $10,001 - $50,000                    Over $100,000
-------------------------------------------------------------------------------------------------
Tarola, Robert M.                         None                           Over $100,000
-------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
-------------------------------------------------------------------------------------------------
Curley, John F., Jr.                      None                           Over $100,000
-------------------------------------------------------------------------------------------------
Fetting, Mark R.                          None                           Over $100,000
-------------------------------------------------------------------------------------------------

     The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason Funds has any retirement plan for its directors. However, each director may participate in a deferred compensation plan as discussed below.

-------------------------------------------------------------------------------------------------
                                                                     TOTAL COMPENSATION FROM
                                                                         CORPORATION AND
                                       AGGREGATE COMPENSATION             FUND COMPLEX
   NAME OF PERSON AND POSITION            FROM CORPORATION*            PAID TO DIRECTORS**
-------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
-------------------------------------------------------------------------------------------------
Hearn, Ruby P. - Director ***                  $1,800                        $36,250
-------------------------------------------------------------------------------------------------
Lehman, Arnold L. - Director                   $4,400                        $85,000
-------------------------------------------------------------------------------------------------
Masters, Robin J.W. - Director                 $3,667                        $71,250
-------------------------------------------------------------------------------------------------
McGovern, Jill E. - Director                   $3,867                        $75,000
-------------------------------------------------------------------------------------------------
Mehlman, Arthur S. - Director ****             $3,933                        $133,221
-------------------------------------------------------------------------------------------------
O'Brien, G. Peter  - Director ****             $3,867                        $149,350
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                     TOTAL COMPENSATION FROM
                                                                         CORPORATION AND
                                       AGGREGATE COMPENSATION             FUND COMPLEX
   NAME OF PERSON AND POSITION            FROM CORPORATION*            PAID TO DIRECTORS**
-------------------------------------------------------------------------------------------------
Rowan, S. Ford - Director                      $3,467                        $67,500
-------------------------------------------------------------------------------------------------
Tarola, Robert M. - Director ***               $1,800                        $36,250
-------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
-------------------------------------------------------------------------------------------------
Curley, John F., Jr.  -                           None                           None
Chairman of the Board and Director
-------------------------------------------------------------------------------------------------
Fetting, Mark R. - Director                       None                           None
-------------------------------------------------------------------------------------------------

*       Represents  compensation  paid to the directors  for the fiscal year ended  December 31,
        2004.

**      Represents  aggregate  compensation paid to each director during the calendar year ended
        December 31, 2004. There are 12 open-end  investment  companies in the Legg Mason Funds, consisting of 23 portfolios.

***     Dr. Hearn and Mr. Tarola were elected as directors of the fund on August 11, 2004.

****    The total compensation paid to Messrs. Mehlman and O'Brien reflects compensation paid by
        The Royce Funds, consisting of 21 portfolios, in addition to that paid by the Legg Mason
        Funds.

     Officers and directors who are interested persons of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation. For serving as a director/trustee of all of the Legg Mason mutual funds, each director who is not an interested person of the Corporation ("Independent Director") receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director receives
$10,000 per year and the Chair of the Board's Nominating Committee receives $2,500 per year in additional compensation for their additional time commitment. In addition, the Chair and Deputy Chair of the Board's Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time commitments. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. These fees are allocated to each Legg Mason fund based on average net assets as of December 31 of the previous year. Individual directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for each Legg Mason fund. The Legg Mason Funds continue to reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

     On  March  31,  2005,  the  directors  and  officers  of  the   Corporation
beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.

     On March 31, 2005, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the Fund at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

--------------------------------------------------------------------------------
    NAME AND ADDRESS                 CLASS                 % OF CLASS HELD
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.         Primary                      5.20%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

            THE FUND'S INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

     Legg Mason  Capital  Management,  Inc.  ("LMCM" or  "adviser"),  a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202, is the fund's investment adviser and manager pursuant to an Investment Advisory and Management Agreement with the fund ("Management Agreement"). LMCM is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company, which is also the parent of Legg Mason. LMCM delegates certain administrative responsibilities to Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, pursuant to an Administration Agreement.

     The Management Agreement provides that, subject to the overall direction by the Corporation's Board of Directors, LMCM manages or oversees the investment and other affairs of the fund. LMCM is responsible for managing the fund consistent with the 1940 Act, the Code and the fund's investment objective and policies described in its Prospectuses and this SAI. LMCM also is obligated to
(a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses and preparing proxy materials, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMCM and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMCM. The fund pays all of its expenses which are not expressly assumed by LMCM. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund's distributor, compensation of the Independent Directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

     LMCM receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 0.70% of the average daily net assets up to $2 billion and 0.65% of the fund's average daily net assets in excess of $2 billion. LMCM has voluntarily agreed to waive its fees to the extent necessary to limit expenses related to Primary Class shares, Institutional Class shares, and Financial Intermediary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) to an annual rate of 1.90%, 0.90%, and 1.15%, respectively, of average net assets attributable to these classes of shares until April 30, 2006. These waivers are voluntary and may be terminated at any time, but they are expected to continue until April 30, 2006.

     For the fiscal years ended December 31, 2004, December 31, 2003, and December 31, 2002, the fund paid LMCM management fees of $2,486,779, $1,593,206 and $623,003, respectively. Management fees are allocated among each class based on their pro rata share of fund assets.

     For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002, LMCM waived management fees of $0, $0 and $177,622, respectively.

     Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMCM.

     Pursuant to the Administration Agreement between LMCM and LMFA, LMFA agrees, among other things, to provide the fund with office facilities and personnel, maintain the fund's books and records and supply the directors and officers with statistical reports and information regarding the fund. For these services, LMCM pays LMFA an administration fee at an annual rate of 0.05% of the fund's average daily net assets.

     Under the Management Agreement and the Administration Agreement, LMCM and LMFA will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Agreements.

     The Management Agreement and the Administration Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by LMCM or LMFA (respectively), on not less than 60 days' notice to the other party to the Agreements, and may be terminated immediately upon the mutual written consent of all parties to the Agreements.

     The fund, LMCM, LMFA and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. With respect to transactions in Legg Mason funds, personnel covered by the code: must submit proposed transactions in Legg Mason funds for pre-clearance; must hold fund shares purchased for at least sixty days; and are prohibited from using their knowledge of the portfolio of a Legg Mason fund to engage in any trade or short-term trading strategy involving that fund.

PORTFOLIO MANAGER

     Robert G. Hagstrom, Jr., is portfolio manager of the fund and has been primarily responsible for its day-to-day management since its inception. The table below provides information regarding other accounts for which Mr. Hagstrom has day-to-day management responsibility.

AS OF DECEMBER 31, 2004:

                                                              Number of
                                                          Accounts Managed
                            Number of                         for which       Assets Managed for
                            Accounts      Total Assets     Advisory Fee is   which Advisory Fee is
     Type of Account         Managed        Managed       Performance-Based    Performance-Based
-------------------------------------------------------------------------------------------------
Registered Investment         None             $0               None                 $0
Companies

Other pooled investment         2           $104,185,958        None                 $0
vehicles

Other accounts                 53           $412,086,671          1                $323,262,773

     The fact that the portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager may decide to purchase or sell the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, the portfolio manager will generally combine client orders (I.E., enter a "bunched" order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. The investment manager may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. One account managed by the portfolio manager pays a performance fee, and thus may pay higher fees than the fund and the other accounts managed by the portfolio manager if certain performance objectives and other requirements are met. Since the portfolio manager's compensation structure does consider contribution to firm profitability as one of its criteria, it is possible under certain circumstances that the portfolio manager's bonus compensation could be more positively impacted by the account that pays a performance fee than it would by achieving the same performance in the fund or another account. However, investment ideas are generally implemented in all similarly managed accounts at the same time, subject to considerations of each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs, trading costs, and other factors. In addition, the investment manager maintains written policies and procedures to address this potential conflict of interests and ensure that accounts are treated equitably.

     In the opinion of the investment adviser for the fund, the portfolio manager's simultaneous management of the fund and the accounts included in the table above does not create any material conflicts of interests.

     The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the portfolio manager's accounts relative to the S&P 500 Composite Stock Index (with dividends reinvested), the portfolio manager's performance over various other time periods, the total value of the assets managed by the portfolio manager, the portfolio manager's contribution to the investment adviser's research process, the profitability of the investment adviser and the portfolio manager's contribution to profitability, and trends in industry compensation levels and practices.

     The portfolio manager is eligible to receive stock options from Legg Mason, Inc. based upon an assessment of the portfolio manager's contribution to the success of the company. The portfolio manager is also eligible to receive employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

     As of December 31, 2004, Mr. Hagstrom beneficially owned shares of Growth Trust with a dollar value between $100,001 - $500,000.

BOARD CONSIDERATION OF THE MANAGEMENT AGREEMENT

     At its November 2004 meeting, the Board of Directors (the "Board"), including all of the Independent Directors, approved the continuation of the Investment Advisory and Management Agreement between Legg Mason Funds Management, Inc., now Legg Mason Capital Management, Inc. (the "Adviser") and Legg Mason Growth Trust, Inc. ( "Growth Trust") (the "Agreement"). In voting to approve the continuation of the Agreement, the Board considered whether continuance would be in the best interests of Growth Trust and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreement and the overall fairness of the Agreement to Growth Trust. In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of the Agreement are reasonable and fair and that the continuation of the Agreement is in the best interests of Growth Trust and its shareholders.

     Prior to the Board action, the Independent Directors met as a committee to consider its recommendation as to continuance of the Agreement. As part of the process to consider the Agreement, legal counsel to Growth Trust on behalf of the Independent Directors requested certain information from the Adviser, and in response, the Adviser provided an extensive report that addressed specific factors designed to inform the Board's consideration of the Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of the Agreement.

     With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser's personnel and the Adviser's efforts to build and support a strong investment team. The Board also considered the nature and quality of the Adviser's investment process. In assessing performance, the Board compared Growth Trust's returns to those of appropriate Lipper category averages, specified benchmark indices and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Growth Trust's performance in the context of the risk undertaken by the portfolio manager. Finally, the Board considered the level of service provided by the Adviser to Growth Trust Shareholders.

     The Board considered the Adviser's procedures for executing portfolio transactions for Growth Trust and the Adviser's report on the quality of its trade executions on behalf of Growth Trust. The Board also reviewed the Adviser's report on its policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

     In determining whether the terms of the Agreement are reasonable and fair, the Board considered the terms and fee structure of the Agreement. In that connection, the Board considered the costs to the Adviser in providing services to Growth Trust and profitability for the Adviser and its affiliates from their overall association with Growth Trust. The Board reviewed information about the advisory fee schedule and overall expense ratio of Growth Trust and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Adviser in providing services to Growth Trust were shared with Growth Trust, the Board further noted that Growth Trust's advisory fee structure provides for a reduction of the effective fee rate as asset levels increase. The Board also compared Growth Trust's advisory fee schedule to the advisory fees charged by the Adviser to its other accounts, including sub-advisory fees charged to other registered funds and fees for institutional accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser to Growth Trust and to other accounts. Finally, the Board considered the benefits accruing to the Adviser and its affiliates by virtue of their relationship to Growth Trust.

     In addition to the November Board meeting at which the Agreement was reviewed, the Board meets at least another three times per year in order to oversee Growth Trust, including meetings at which the portfolio manager of Growth Trust or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also draws upon its long association with the Adviser and its personnel, and the members' familiarity with their culture, and the manner in which it has sought to strengthen and enhance itself.

                                    * * * * *

     As the fund may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or sub-advisers that actually manage the assets of the fund are delegated the responsibility for assessing and voting each fund's proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser or the adviser's affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

     Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge through www.leggmasonfunds.com/aboutlmf or the SEC's Internet site at http://www.sec.gov.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

     For the fiscal years ended December 31, the fund's portfolio turnover rates were as follows:

                          ---------------------------------------
                                 2004                 34%
                          ---------------------------------------
                                 2003                49.5%
                          ---------------------------------------

     Under the Management Agreement with the fund, LMCM is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to broker-dealers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders for the fund LMCM also takes into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), any risk assumed by the executing broker and, if applicable, arrangements for payment of fund expenses.

     LMCM may allocate brokerage transactions to broker-dealers who allocate a portion of the commissions paid by the fund toward the reduction of the fund's expenses payable to third-party service providers other than LMCM or its affiliates. The transaction quality must, however, be comparable to that of other qualified broker-dealers. Neither LMCM nor its affiliates receive any direct or indirect benefit from these arrangements.

     Consistent with the policy of most favorable price and execution, LMCM may give consideration to research, statistical and other services furnished by brokers or dealers to it for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers or dealers a higher brokerage commission than may be charged by other brokers or dealers, or a higher transaction fee on so-called "riskless principal" trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to LMCM in connection with services to clients other than the fund whose brokerage generated the service. On the other hand, research and analysis received by the adviser from brokers executing orders for clients other than the fund may be used for the fund's benefit. LMCM's fee is not reduced by reason of its receiving such brokerage and research services.

     From time to time, the fund may use Legg Mason as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

     For the fiscal years ended December 31, the fund paid the following brokerage commissions:

                       -----------------------------------------------
                                 YEAR                BROKERAGE
                                                  COMMISSIONS PAID
                       -----------------------------------------------
                                2004                 $553,935*
                       -----------------------------------------------
                                2003                 $482,034**
                       -----------------------------------------------
                                2002                 $322,436***
                       -----------------------------------------------

               * Of these commissions, $5,500 was paid to Legg Mason, representing 0.99% of the total commissions paid by the fund and 1.05% of the aggregate dollar amount of the fund's transactions involving commission payments.

               ** Of these commissions, $19,675 was paid to Legg Mason, representing 4.10% of the total commissions paid by the fund and 2.99% of the aggregate dollar amount of the fund's transactions involving commission payments.

               ***  Of these commissions, $0 was paid to Legg Mason.

     Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal, including so-called "riskless principal" trades. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter of those securities. In no case in which the fund purchases securities in an underwriting in which Legg Mason or any affiliated person is a participant can the fund purchase the securities from Legg Mason or the affiliated person.

     Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund's Investment Advisory and Management Agreement expressly provides such consent.

     As of the close of the fiscal year ended December 31, 2004, the fund held securities of its regular broker-dealers as listed below:


         --------------------------------------------------------------
              NAME                       MARKET VALUE OF SHARES HELD
         --------------------------------------------------------------
         Citigroup, Inc.                        $20,235,600
         --------------------------------------------------------------

     Investment decisions for the fund are made independently from those of other funds and accounts advised by LMCM. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

     Legg Mason acts as distributor of the fund's shares pursuant to an Underwriting Agreement with the fund. Except as noted in the Prospectus, the Corporation's shares are distributed in a continuous offering. The Underwriting

Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

     Under the Underwriting Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.

     The fund has adopted a Distribution Plan for Primary Class shares ("Primary Class Plan"), a Distribution Plan for Signature Class shares ("Signature Class Plan"), and a Distribution Plan for Financial Intermediary Class shares ("Financial Intermediary Class Plan") each of which, among other things, permit the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares, Signature Class shares, or Financial Intermediary Class shares, respectively, and the provision of ongoing services to holders of those classes of shares. Payments with respect to a class are made only from assets attributable to that class. Under each Plan, the aggregate fees may not exceed an annual rate of 1.00% and 0.40% of the fund's average daily net assets attributable to Primary Class shares, Signature Class shares, and Financial Intermediary Class shares, respectively. Currently, under the Financial Intermediary Class Plan, Legg Mason receives 0.25% of assets attributable to Financial Intermediary Class shares annually from the fund. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect the respective class of shares only.

     Amounts payable by the fund under a Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. Each Plan does not obligate the fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, the fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.

     With respect to Primary Class, Signature Class, and/or Financial Intermediary Class shares, Legg Mason has agreed to waive its fees if necessary to meet the voluntary expense limits to the extent described under "The Fund's Investment Adviser and Manager."

     Each Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the establishment or continuation of each Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund, the respective class and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's Primary Class, Signature Class, or Financial Intermediary Class shareholders, as applicable, could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares, Signature Class shares, and Financial Intermediary Class shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMCM.

     In considering the costs of each Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMCM and LMFA would earn greater management and administration fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plans were implemented.

     Among the potential benefits of the Plans, the directors noted that the payment of commissions and service fees to Legg Mason and its financial advisers could motivate them to improve their sales efforts with respect to the fund's Primary Class shares, Signature Class shares, and Financial Intermediary Class shares and to maintain and enhance the level of services they provide to the fund's Primary Class, Signature Class, and Financial Intermediary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with a Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

     As compensation for its services and expenses, in accordance with the Primary Class Plan, Legg Mason receives from the fund an annual distribution fee equal to 0.75% of its average daily net assets attributable to Primary Class shares and a service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. In accordance with the Signature Class Plan, as compensation for its services and expenses, Legg Mason receives from the fund an annual distribution fee equivalent to 0.50% of its average daily net assets attributable to Signature Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Signature Class shares. In accordance with the Financial Intermediary Class Plan, as compensation for its services and expenses, Legg Mason is authorized to receive from the fund an annual distribution fee equivalent to 0.15% of the fund's average daily net assets attributable to Financial Intermediary Class shares, and an annual service fee equal to 0.25% of the fund's average daily net assets, attributable to Financial Intermediary Class shares. The Board of the fund has currently approved payment of only 0.25% under the Financial Intermediary Class Plan. All distribution and service fees are calculated daily and paid monthly.

     Each Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. A Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the applicable class of the fund. Any change in a Plan that would materially increase the distribution costs to the fund requires approval by the shareholders of the applicable class of the fund; otherwise a Plan may be amended by the directors, including a majority of the 12b-1 Directors.

     Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund, pursuant to the Plan or any related agreement, shall provide the Corporation's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended pursuant to the Plan and the purposes for which the expenditures were made.

     For the fiscal year ended December 31, 2004, the fund incurred distribution and service fees of $3,453,896 with respect to Primary Class shares and $9,540 with respect to Financial Intermediary Class shares.

     For the fiscal year ended December 31, 2004, Legg Mason incurred the following expenses in connection with Primary Class and Financial Intermediary Class share distribution and shareholder services:

------------------------------------------------------------------------------
                                         Primary Class       Financial
                                                         Intermediary Class
------------------------------------------------------------------------------
Compensation to sales personnel           $1,528,000           $4,000
------------------------------------------------------------------------------
Advertising                               $1,289,000          $15,000
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Printing and mailing of prospectuses to    $272,000            $3,000
prospective shareholders
------------------------------------------------------------------------------
Administration, overhead and corporate    $2,825,000          $34,000
training
------------------------------------------------------------------------------
Total expenses                            $5,914,000          $56,000
------------------------------------------------------------------------------

     The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute Primary Class or Financial Intermediary Class shares. As of the date of this SAI, distribution of Signature Class shares had not begun so no compensation and other cost information existed.

                            CAPITAL STOCK INFORMATION

     The Corporation has authorized capital of __________ shares of common stock, par value $0.001 per share and may issue additional series of shares. The fund currently offers four classes of shares: Primary Class shares, Institutional Class shares, Signature Class shares, and Financial Intermediary Class shares. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of the fund if a matter affects just that class of shares. Each class of shares may bear certain differing class-specific expenses and sales charges, which may affect performance.

     Each  share  in the  fund is  entitled  to one  vote  for the  election  of directors  and any  other  matter  submitted  to a vote  of  fund  shareholders.
Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

     Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract and certain amendments to each plan of distribution pursuant to Rule 12b-1), at the request of a majority of the shares entitled to vote as set forth in the By-laws of the Corporation; or as the Board of Directors from time to time deems appropriate.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

     State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the fund assisting BFDS with certain of its duties as transfer agent. LMFS, an affiliate of Legg Mason, receives from BFDS for its services a percentage of the per account fees the fund pays BFDS for transfer agency services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' prior written notice, to institute other charges on shareholders to cover the fund's administrative costs. LMFS may also receive compensation for providing certain shareholder services to Institutional Class and Financial Intermediary Class shareholders of the fund.

                            THE FUND'S LEGAL COUNSEL

     Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1221, serves as counsel to the fund.

            THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as independent registered public accounting firm to the fund.

                              FINANCIAL STATEMENTS

     The Annual Report to Shareholders for the fiscal year ended December 31, 2004, contains the fund's financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, the fund's independent registered public accounting firm, all of which are hereby incorporated by reference herein.

                                                                      APPENDIX A

                              RATINGS OF SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATINGS:
-------------------------------------------------------------------

LONG-TERM DEBT RATINGS

AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues an obligation rated Aaa is judged to be of the highest quality, with minimal credit risk.

AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. An obligation rated Aa is judged to be of high quality and are subject to very low credit risk. Obligations rated Aaa and Aa comprise what are generally known as high-grade bonds.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. An obligation rated A is considered upper-medium grade and are subject to low credit risk.

BAA - Bonds which are rated Baa are considered medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. An obligation rated Baa is subject to moderate credit risk. Obligations rated Baa are considered medium grade and as such may possess certain speculative characteristics.

BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. An obligation rated Ba is judged to have speculative elements and is subject to substantial credit risk.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. An obligation rated B is considered speculative and is subject to high credit risk.

CAA - Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds which are rated Ca represent obligations which are judged to be highly speculative in a high degree and are likely in, or very near, default, with some prospect for recovery of principal and interest. Such issues are often in default or have other marked shortcomings.

C - An obligation rated C is the lowest rated class of bonds and is typically in default, with little prospect for recovery of principal or interest.

Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS

PRIME-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

PRIME-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

PRIME-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

NOT PRIME - Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.

DESCRIPTION OF STANDARD & POOR'S ("S&P") RATINGS:
-------------------------------------------------

LONG-TERM ISSUE CREDIT RATINGS

AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

R - An obligor rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations and not others.

SD AND D - An obligor rated SD (Selective Default) or D has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A D rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An SD rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

PLUS (+) OR MINUS (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C - The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

P - The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* - Continuance of ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

R -The r is attached to highlight derivatives, hybrids and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

COMMERCIAL PAPER

A-1. - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2. - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory

A-3. - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                                                                      APPENDIX B

                                LEGG MASON FUNDS
                              PROXY VOTING POLICIES
                               (REVISED 8/11/2004)

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1. VOTING PROXIES - Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2. PROXY VOTING POLICIES OF ADVISERS TO LEGG MASON FUNDS - Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3. FUNDS' PROXY VOTING POLICIES AND PROCEDURES - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers' policies for the voting of the funds' proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason funds and shall provide such records to the funds upon request.

4. ANNUAL REVIEW - An adviser's proxy voting policies and procedures must be initially reviewed and their use on behalf of a Legg Mason fund approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were made inconsistent with the adviser's stated proxy voting policies and procedures.

5. CHANGES TO ADVISERS' POLICIES AND PROCEDURES - On an annual basis, any changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

                       LEGG MASON CAPITAL MANAGEMENT, INC.

                   LEGG MASON FUNDS MANAGEMENT, INC & LMM, LLC

                         PROXY PRINCIPLES AND PROCEDURES



OVERVIEW
--------

Legg Mason Capital Management, Inc., Legg Mason Funds Management, Inc. and LMM, LLC ("The Group") have implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure The Group exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. The Group assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority has been expressly retained by the client or delegated by the client to others. For each proxy vote The Group takes into consideration its duty to its clients and all other relevant facts available to The Group at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. The Group employs the same proxy principles and procedures for all funds for which it has voting responsibility.

PRINCIPLES

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. We believe the interests of shareholders are best served by the following principles when considering proxy proposals:

PRESERVE AND EXPAND THE POWER OF SHAREHOLDERS IN AREAS OF CORPORATE GOVERNANCE - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. We support policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. We oppose proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.

ALLOW RESPONSIBLE MANAGEMENT TEAMS TO RUN THE BUSINESS - We support policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, we oppose proposals that limit management's ability to do this. We generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see The Group's proxy voting guidelines for more details ("Schedule A").

PROCEDURES
----------
Oversight
---------

The Group's Chief Investment Officer (CIO) has full authority to determine The Group's proxy voting principles and procedures and vote proxies on behalf of The Group's clients. The Group's CIO has delegated oversight and implementation of the firm's proxy voting process, including the principles and procedures that govern it, The Group's Proxy Officers and Compliance Officers. No less than a quorum of these Officers(1) will meet from time to time, but no less than annually, to review existing principles and procedures in light of The Group's duties as well as applicable laws and regulations to determine if any changes are necessary.

Limitations
-----------

We recognize proxy voting as a valuable right of company shareholders. Generally speaking, The Group votes all proxies it receives. However, The Group intends to refrain from voting in certain circumstances. The Group may refrain from voting a proxy if, for example, the company's shares are no longer held by The Group's clients at the time of the meeting. Additionally, The Group may refrain from voting a proxy if it concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

Proxy Administration
--------------------

The Group instructs each client custodian to forward proxy materials to the The Group Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to The Group. The Group uses Institutional Shareholder Services ("ISS") to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.

Upon receipt of proxy materials:

     THE COMPLIANCE OFFICER

     1. The Compliance Officer reviews the proxy issues and identifies any potential material conflicts between the adviser's interests and those of the client. The Group believes and understands it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to The Group or its affiliates.
          a.   IDENTIFYING  POTENTIAL  CONFLICTS
               In identifying conflicts of interest the Compliance Officer will review the following issues:
               o Whether The Group has an economic incentive to vote in a manner that is not consistent with the best interests of its clients; and
               o Whether there are any business or personal relationships between an The Group employee and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients; and
               o Whether the Proxy Officer knows that an affiliate of The Group has a material economic, business or personal relationship that is likely to result in a potential conflict between the interests of the affiliate and The Group's clients.

          b.   ASSESSING  MATERIALITY
               A potential conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, the potential conflict is likely to have an impact on the manner in which the subject shares are voted.

     2. If the Compliance Officer determines that a potential material conflict of interest may exist:

          (a) The Compliance Officer may consult with legal counsel and/or The Group's CIO to determine if the conflict is material.
          (b) If the conflict is not material, the proxy issue is forwarded to the Proxy Officer for voting.

------------
(1)  QUORUM IS DEFINED AS TWO PROXY OFFICERS AND ONE COMPLIANCE OFFICER.

          (c) If the conflict is material, the Compliance Officer may choose any of the following approaches to address the conflict:
               1. If The Group's proxy principles or guidelines address the specific issues in the conflicted proxy, the Compliance Officer votes the issues according to The Group's principles and returns the signed, voted form to the Proxy Administrator.
               2. If the conflicted proxy issue is not specifically addressed in The Group's principles, the Compliance Officer will follow the vote recommendation of an "Independent Voting Delegate".
               3. Alternatively, the Compliance Officer may disclose the conflict to clients and obtain their consent to vote.


THE PROXY OFFICER

1. The Proxy Officer reviews proxies and evaluates matters for vote in light of The Group's principles and guidelines. The Proxy Officer may seek additional information from The Group's investment team, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with The Group's CIO for guidance on proxy issues. Generally, the Proxy Officer will not consult its affiliates during this process. All documents that had a material impact on the basis for the vote are maintained by The Group.
2.   The  Proxy   Officer   returns  the   signed,   voted  form  to  the  Proxy
     Administrator.

THE PROXY ADMINISTRATOR
1. Provides custodians with instructions to forward proxies to The Group for all clients for whom The Group is responsible for voting proxies.
2. When proxies are received, reconciles the number of shares indicated on the proxy with The Group internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies. The Proxy Administrator will use best efforts to obtain missing proxies from custodian.
3. Informs the Compliance Officer and Proxy Officer if the company's shares are no longer held by The Group clients as of the meeting date.
4. Ensures the Proxy and Compliance Officers are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner.
5. Per instructions from the Proxy Officer or Compliance Officer, votes proxy issues via ISS' software, online or via facsimile.
6.   Obtains evidence of receipt and maintains records of all proxies voted.

RECORD KEEPING
The following documents will be maintained onsite for two years and in an accessible place for another three years with regard to proxies:
     1. Copy of current policies and procedures will be maintained and available to clients upon request.
     2. Proxy statements received regarding client securities will be maintained in electronic format via Edgar or similar third party and will be available to clients upon request.
     3. Documents created by The Group that were material to making a decision how to vote proxies will be maintained in Multex, similar third party software or paper file.
     4.   Copies of the voting record will be maintained via ISS.
     5. A proxy log including: issuer name, exchange ticker symbol of the issuer's shares to be voted, CUSIP number for the shares to be voted, a brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, a record of how the vote was cast and whether the vote was cast for or against the recommendation for the issuer's management team.
     6. Each written client request for proxy voting records and The Group's written response to any client request for such records.

                                   SCHEDULE A
                        THE GROUP PROXY VOTING GUIDELINES

        The Group maintains these proxy-voting guidelines, which set forth the manner in which The Group generally votes on issues that are routinely presented. Please note that for each proxy vote The Group takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.
        ------------------------------------------------------------------------
        FOUR PRINCIPAL AREAS OF INTEREST TO SHAREHOLDERS:
        1) Obligations of the Board of Directors
        2) Compensation of management and the Board of Directors
        3) Take-over protections
        4) Shareholders' rights
        ------------------------------------------------------------------------


        ------------------------------------------------------------------------
                           PROXY ISSUE                       THE GROUP GUIDELINE
        ------------------------------------------------------------------------


        ------------------------------------------------------------------------
        BOARD OF DIRECTORS
        ------------------------------------------------------------------------
        INDEPENDENCE OF BOARDS OF DIRECTORS: majority of             For
        unrelated directors, independent of management
        ------------------------------------------------------------------------
        NOMINATING PROCESS: independent nominating                   For
        committee seeking qualified candidates,
        continually assessing directors and proposing new
        nominees
        ------------------------------------------------------------------------
        SIZE AND EFFECTIVENESS OF BOARDS OF DIRECTORS:               For
        Boards must be no larger than 15 members
        ------------------------------------------------------------------------
        CUMULATIVE VOTING FOR DIRECTORS                              For
        ------------------------------------------------------------------------
        STAGGERED BOARDS                                           Against
        ------------------------------------------------------------------------
        SEPARATION OF BOARD AND MANAGEMENT ROLES                Case-by-Case
        (CEO/CHAIRMAN)
        ------------------------------------------------------------------------
        COMPENSATION REVIEW PROCESS: compensation                    For
        committee comprised of outside, unrelated
        directors to ensure shareholder value while
        rewarding good performance
        ------------------------------------------------------------------------
        DIRECTOR LIABILITY & INDEMNIFICATION: support                For
        limitation of liability and provide
        indemnification
        ------------------------------------------------------------------------
        AUDIT PROCESS                                                For
        ------------------------------------------------------------------------
        BOARD COMMITTEE STRUCTURE: audit, compensation,              For
        and nominating and/or governance committee
        consisting entirely of independent directors
        ------------------------------------------------------------------------
        MONETARY ARRANGEMENTS FOR DIRECTORS: outside of              For
        normal board activities amts should be approved
        by a board of independent directors and reported
        in proxy
        ------------------------------------------------------------------------
        FIXED RETIREMENT POLICY FOR DIRECTORS                   Case-by-Case
        ------------------------------------------------------------------------
        OWNERSHIP REQUIREMENT: all Directors have direct             For
        and material cash investment in common shares of
        Company
        ------------------------------------------------------------------------
        PROPOSALS ON BOARD STRUCTURE: (lead director,                For
        shareholder advisory committees, requirement that
        candidates be nominated by shareholders,
        attendance at meetings)
        ------------------------------------------------------------------------
        ANNUAL REVIEW OF BOARD/CEO BY BOARD                          For
        ------------------------------------------------------------------------
        PERIODIC EXECUTIVE SESSIONS WITHOUT MGMT                     For
        (INCLUDING CEO)
        ------------------------------------------------------------------------
        VOTES FOR SPECIFIC DIRECTORS                            Case-by-Case
        ------------------------------------------------------------------------

                                  - CONTINUED -

          ----------------------------------------------------------------------
                            PROXY ISSUE                    THE GROUP GUIDELINE
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------
          MANAGEMENT AND DIRECTOR COMPENSATION
          ----------------------------------------------------------------------
          STOCK OPTION AND INCENTIVE COMPENSATION PLANS:       Case-by-Case
          ----------------------------------------------------------------------
          FORM OF VEHICLE: grants of stock options, stock      Case-by-Case
          appreciation rights, phantom shares and
          restricted stock
          ----------------------------------------------------------------------
          PRICE                                          Against plans whose
                                                         underlying securities
                                                         are to be issued at
                                                         less than 100% of the
                                                         current market value
          ----------------------------------------------------------------------
          RE-PRICING: plans that allow the Board of              Against
          Directors to lower the exercise price of
          options already granted if the stock price
          falls or under-performs the market
          ----------------------------------------------------------------------
          EXPIRY: plan whose options have a life of more       Case-by-Case
          than ten years
          ----------------------------------------------------------------------
          EXPIRY: "evergreen" stock option plans                 Against
          ----------------------------------------------------------------------
          DILUTION:                                      Case-by-Case - taking
                                                         into account value
                                                         creation, commitment
                                                         to shareholder-friendly
                                                         policies, etc.
          ----------------------------------------------------------------------
          VESTING: stock option plans that are 100%              Against
          vested when granted
          ----------------------------------------------------------------------
          PERFORMANCE VESTING: link granting of options,           For
          or vesting of options previously granted, to
          specific performance targets
          ----------------------------------------------------------------------
          CONCENTRATION: authorization to allocate 20% or        Against
          more of the available options to any one
          individual in any one year
          ----------------------------------------------------------------------
          DIRECTOR ELIGIBILITY: stock option plans for         Case-by-Case
          directors if terms and conditions are clearly
          defined and reasonable
          ----------------------------------------------------------------------
          CHANGE IN CONTROL: stock option plans with             Against
          change in control provisions that allow option
          holders to receive more for their options than
          shareholders would receive for their shares
          ----------------------------------------------------------------------
          CHANGE IN CONTROL: change in control                   Against
          arrangements developed during a take-over fight
          specifically to entrench or benefit management
          ----------------------------------------------------------------------
          CHANGE IN CONTROL: granting options or bonuses         Against
          to outside directors in event of a change in
          control
          ----------------------------------------------------------------------
          BOARD DISCRETION: plans to give Board broad            Against
          discretion in setting terms and conditions of
          programs
          ----------------------------------------------------------------------
          EMPLOYEE LOANS: Proposals authorizing loans to         Against
          employees to pay for stock or options
          ----------------------------------------------------------------------
          DIRECTOR COMPENSATION: % of directors'                   For
          compensation in form of common shares
          ----------------------------------------------------------------------
          GOLDEN PARACHUTES                                    Case-by-Case
          ----------------------------------------------------------------------
          EXPENSE STOCK OPTIONS                                    For
          ----------------------------------------------------------------------
          SEVERANCE PACKAGES: must receive shareholder             For
          approval
          ----------------------------------------------------------------------
          LACK OF DISCLOSURE ABOUT PROVISIONS OF                 Against
          STOCK-BASED PLANS
          ----------------------------------------------------------------------
          RELOAD OPTIONS                                         Against
          ----------------------------------------------------------------------
          PLAN LIMITED TO A SMALL NUMBER OF SENIOR               Against
          EMPLOYEES
          ----------------------------------------------------------------------
          EMPLOYEE STOCK PURCHASE PLANS                        Case-by-Case
          ----------------------------------------------------------------------

                                  - CONTINUED -

          ----------------------------------------------------------------------
                            PROXY ISSUE                    THE GROUP GUIDELINE
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------
          TAKEOVER PROTECTIONS
          ----------------------------------------------------------------------
          SHAREHOLDER RIGHTS PLANS: plans that go beyond         Against
          ensuring the equal treatment of shareholders in
          the event of a bid and allowing the corp.
          enough time to consider alternatives to a bid
          ----------------------------------------------------------------------
          GOING PRIVATE TRANSACTION, LEVERAGED BUYOUTS         Case-by-Case
          AND OTHER PURCHASE TRANSACTIONS
          ----------------------------------------------------------------------
          LOCK-UP ARRANGEMENTS: "hard" lock-up                   Against
          arrangements that serve to prevent competing
          bids in a takeover situation
          ----------------------------------------------------------------------
          CROWN JEWEL DEFENSES                                   Against
          ----------------------------------------------------------------------
           PAYMENT OF GREENMAIL                                  Against
          ----------------------------------------------------------------------
          "CONTINUING DIRECTOR" OR "DEFERRED REDEMPTION"         Against
          PROVISIONS: provisions that seek to limit the
          discretion of a future board to redeem the plan
          ----------------------------------------------------------------------
          CHANGE CORPORATION'S DOMICILE: if reason for           Against
          re-incorporation is to take advantage of
          protective statutes (anti-takeover)
          ----------------------------------------------------------------------
          POISON PILLS: receive shareholder ratification           For
          ----------------------------------------------------------------------
          REDEMPTION/RATIFICATION OF POISON PILL                   For
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------
          SHAREHOLDERS' RIGHTS
          ----------------------------------------------------------------------
          CONFIDENTIAL VOTING BY SHAREHOLDERS                      For
          ----------------------------------------------------------------------
          DUAL-CLASS SHARE STRUCTURES                            Against
          ----------------------------------------------------------------------
          LINKED PROPOSALS: with the objective of making         Against
          one element of a proposal more acceptable
          ----------------------------------------------------------------------
          BLANK CHECK PREFERRED SHARES: authorization of,        Against
          or an increase in, blank check preferred shares
          ----------------------------------------------------------------------
          SUPERMAJORITY APPROVAL OF BUSINESS                     Against
          TRANSACTIONS: management seeks to increase the
          number of votes required on an issue above
          two-thirds of the outstanding shares
          ----------------------------------------------------------------------
          INCREASE IN AUTHORIZED SHARES: provided the              For
          amount requested is necessary for sound
          business reasons
          ----------------------------------------------------------------------
          SHAREHOLDER PROPOSALS                                Case-by-Case
          ----------------------------------------------------------------------
          STAKEHOLDER PROPOSALS                                Case-by-Case
          ----------------------------------------------------------------------
          ISSUANCE OF PREVIOUSLY AUTHORIZED SHARES WITH          Against
          VOTING RIGHTS TO BE DETERMINED BY THE BOARD
          WITHOUT PRIOR SPECIFIC SHAREHOLDER APPROVAL
          ----------------------------------------------------------------------
          "FAIR PRICE" PROVISIONS: Measures to limit               For
          ability to buy back shares from particular
          shareholder at higher-than-market prices
          ----------------------------------------------------------------------
          PREEMPTIVE RIGHTS                                        For
          ----------------------------------------------------------------------
          ACTIONS ALTERING BOARD/SHAREHOLDER RELATIONSHIP          For
          REQUIRE PRIOR SHAREHOLDER APPROVAL (including
          "anti-takeover" measures)
          ----------------------------------------------------------------------
          ALLOW SHAREHOLDER ACTION BY WRITTEN CONSENT              For
          ----------------------------------------------------------------------
          ALLOW SHAREHOLDERS TO CALL SPECIAL MEETINGS              For
          ----------------------------------------------------------------------
          SOCIAL AND ENVIRONMENTAL ISSUES                   As recommended by
                                                            Company Management
          ----------------------------------------------------------------------
          REIMBURSING PROXY SOLICITATION EXPENSES              Case-by-Case
          ----------------------------------------------------------------------

          SOURCE: THE GROUP.  LAST UPDATED 12 JULY 2004.

                          Legg Mason Growth Trust, Inc.

Part C. Other Information

Item 23.  Exhibits

(a)     (i)   Amended and Restated Articles of Incorporation (7)
        (ii)  Articles of Amendment (12)
        (iii) Articles Supplementary - to be filed

(b)     (i)   Amended and Restated Bylaws (7)

(c) Instruments defining the rights of security holders with respect to Legg Mason Growth Trust, Inc. are contained in the Amended and Restated Articles of Incorporation and Amended and Restated Bylaws, which are incorporated herein by reference as Exhibits (a)(ii) and (b)(ii), respectively, to Item 23 of Part C of Post-Effective Amendment No. 13, SEC File No. 33-89090, electronically filed on February 27, 2003.

(d)     (i)   Investment Advisory and Management Agreement (4)
        (ii)  Sub-Administration Agreement (4)

(e)     (i)   Underwriting Agreement (2)
        (ii)  Amendment to Underwriting Agreement 10)

(f)     Bonus, profit sharing or pension plans -- none

(g)     (i)   Custodian Contract (3)
        (ii)  Amendment dated July 1, 2001 to Custodian Contract (4)

(h)     (i)   Transfer Agency and Service Agreement (3)
        (ii) Amendment dated November 1, 2001 to Transfer Agency and Service Agreement (6)
        (iii) Amendment and Restatement of Credit Agreement dated
                March 15, 2002 (5)
        (iv) First Amendment dated as of March 14, 2003 to Amendment and Restatement of Credit Agreement dated March 15, 2002 (8)
        (v) Second Amendment dated as of March 12, 2004 to Amendment and Restatement of Credit Agreement dated March 15, 2002 (11)
        (vi)  Delegation Amendment to Transfer Agency and Service Agreement (10)

(i)     Opinion and consent of counsel - to be filed

(j)     Consent of Independent Registered Public Accounting Firm - to be filed

(k)     Financial statements omitted from Item 23 - none

(l)     Agreement for providing initial capital (1)

(m)     (i)   Primary Class Distribution Plan pursuant to Rule 12b-1 - (2)
        (ii) Financial Intermediary Class Distribution Plan pursuant to Rule 12b-1 - (9)
        (iii) Signature Class Distribution Plan pursuant to Rule 12b-1 - Form of Plan filed herewith

(n) Amended Multiple Class Plan pursuant to Rule 18f-3 - Form of Plan filed herewith

(p) Code of ethics for the fund, its investment adviser, and its principal underwriter
        (i)   Legg Mason Funds and Legg Mason Wood Walker (13)
        (ii)  Legg Mason Capital Management, Inc. - (14)

(1) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the registration statement of Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on April 30, 1996.

(2) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the registration statement of Legg Mason Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on March 2, 1999.

(3) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 11 to the registration statement of Legg Mason Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on February 21, 2001.

(4) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the registration statement of Legg Mason Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on March 18, 2002.

(5) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 33 to the registration statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, as electronically filed on April 3, 2002.

(6) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the registration statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, as electronically filed on December 20, 2002.

(7) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the registration statement of Legg Mason Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on February 27, 2003.

(8) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 35 to the registration statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, as electronically filed on April 17, 2003.

(9) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 15 to the registration statement of Legg Mason Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on August 20, 2003.

(10) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 36 to the registration statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, as electronically filed on November 28, 2003.

(11) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 7 to the registration statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, as electronically filed on April 16, 2004.

(12) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the registration statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on April 21, 2004.

(13)    Incorporated   herein  by   reference   to   corresponding   exhibit  of
        Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 27, 2004.

(14) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 19 to the registration statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on April 29, 2005.

Item    24. Persons Controlled by or under Common Control with Registrant

            None


Item 25.    Indemnification

            Reference is made to Article 11 of Registrant's Amended and Restated Articles of Incorporation, Article 10 of Registrant's Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 8 of the Underwriting Agreement. Article 10 of Registrant's Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

            In Section 8 of the Underwriting Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended
            ("Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

            Insofar  as  indemnification   for  liabilities  arising  under  the
            Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Connections of Investment Adviser

Legg Mason Capital Management, Inc. ("LMCM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain             Director, LMCM
                          Manager, Brandywine
                          Senior Executive Vice President, Legg Mason, Inc.
                          Director, Nova Scotia
                          Vice President and Director, BMML
                          Director, LMFM
                          Director, Barrett
                          Director, Bartlett
                          Director, Berkshire
                          Director, Focus
                          Director, Gray Seifert
                          Director, Howard Weil
                          Director, LMRES
                          Director, LMCRES
                          Director, LM Funding
                          Director, Legg Mason Limited

                          Director, LM Properties
                          Director, LMRG
                          Director, LM Tower
                          Director, PCM I
                          Director, PCM II
                          Manager, Royce
                          Director, WAM
                          Director, WAMCL

Charles J. Daley, Jr.     Treasurer, LMCM
                          Treasurer, LMFM
                          Delegation of Authority, LMM
                          Senior Vice President and Treasurer, Legg Mason, Inc.
                          Senior Vice President, CFO and Treasurer, LMWW
                          Treasurer, AMTS
                          Treasurer, BMML, Inc.
                          Vice President and Treasurer, LMCRES
                          Treasurer, LMFunds
                          Treasurer, LM Funding
                          Treasurer, Focus
                          Treasurer, LMFS
                          Treasurer, LMIA
                          Treasurer, Legg Mason Limited
                          Treasurer, LMMC
                          President and Director, LM Properties
                          Treasurer, LMREI
                          Treasurer, LMRESA
                          Treasurer, LMRES
                          Vice President and Treasurer, LMRC
                          Treasurer, LMRG
                          Treasurer, LM Tower
                          Treasurer, LM Falcon
                          Vice President and Treasurer, LMRC II, Inc.

Mark R. Fetting           Director, LMCM
                          Director, LMFM
                          President, Chairman and Director, LMFA
                          Senior Executive Vice President, Legg Mason, Inc.
                          Director, Focus
                          Director, LMFunds
                          Manager, Royce

Robert G. Hagstrom, Jr    Senior Vice President, LMCM
                          Senior Vice President, LMFM
                          President, Chief Investment Officer and
                          Director, Focus

Raymond A. Mason          Director, LMCM
                          Director, LMFM
                          Chairman, President, CEO, and Director,
                          Legg Mason, Inc.
                          President and Director, Nova Scotia
                          President, BMML
                          Director, LM Tower
                          Director, LM Holdings
                          Manager, Royce
                          Director, PCM I
                          Director, PCM II

                          Director, WAMCL

Thomas C. Merchant        Secretary, LMCM
                          Secretary, LMFM
                          Assistant Secretary, Brandywine
                          Vice President, Deputy General Counsel and Assistant
                              Secretary, Legg Mason, Inc.
                          Vice President and Asst Secretary, LMWW
                          Secretary, AMTS
                          Secretary, Barrett
                          Assistant Secretary, Bartlett
                          Assistant Secretary, BRE
                          Secretary, BMML
                          Assistant Secretary, BRE Group
                          Secretary, LMCRES
                          Secretary, LMFS
                          Secretary, LMFunds
                          Vice President and Secretary, LM Funding
                          Assistant Secretary, LMIA
                          Assistant Secretary, LMMC
                          Secretary, LM Properties
                          Secretary, LMREI
                          Assistant Secretary, Berkshire
                          Assistant Secretary, Focus
                          Secretary, LMRESA
                          Assistant Secretary, LMRC
                          Assistant Secretary, LMRG
                          Assistant Secretary, LMRP
                          Secretary, LM Falcon
                          Assistant Secretary, LMRC II

William H. Miller III     Director, LMCM
                          CEO, CIO and Director, LMFM
                          Managing Member, LMM

Jennifer W. Murphy        Senior Vice President, CFO and Director, LMCM
                          COO, LMM

Timothy C. Scheve         Director, LMCM
                          Director, LMFM
                          Director, LMTrust
                          Senior Executive Vice President, Legg Mason, Inc.
                          Chief Executive Officer, President and Director, LMWW
                          Director, Howard Weil
                          Director, LMFunds
                          Director, LM Holdings

(3040692) Nova Scotia Company ("Nova Scotia")
1959 Upper Water Street
P.O. Box 997
Halifax, Nova Scotia B35 2X2

Asset Management Technology Solutions, Inc. ("AMTS")
100 Light Street
Baltimore, MD 21202

Barrett Associates, Inc.  ("Barrett")
90 Park Avenue
New York, NY  10016

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Bartlett Real Estate, Inc. ("BRE")
36 East Fourth Street
Cincinnati, OH 45202

BMML, Inc.
100 Light Street
Baltimore, MD 21202

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

BRE Group, Inc. ("BRE Group")
36 East Fourth Street
Cincinnati, OH 45202

Gray, Seifert & Company LLC  ("Gray Seifert")
100 Light Street
Baltimore, MD 21202

Howard Weil Incorporated ("Howard Weil")
Energy Centre
1100 Poydras Street
Suite 3500
New Orleans, LA 70163

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Commercial Real Estate Services, Inc. ("LMCRES")
100 Light Street
Baltimore, MD 21202

Legg Mason Financial Services, Inc.  ("LMFS")
100 Light Street
Baltimore, MD  21202

Legg Mason Focus Capital, Inc. ("Focus")
100 West Lancaster Avenue
Wayne, PA  19087

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Funding Corp. ("LM Funding")
9 East Loockerman Street
Suite 1B
Dover, DE 19901

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Insurance Agency, Inc. ("LMIA")
100 Light Street
Baltimore, MD 21202

Legg Mason Limited
90 Basinghall Street
London EC 2V 5AY

Legg Mason Mortgage Capital Corporation ("LMMC")
100 Light Street
Baltimore, MD 21202

Legg Mason Properties, Inc. ("LM Properties")
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Legg Mason Real Estate Investors, Inc.  ("LMREI")
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Securities Advisors, Inc. ("LMRESA")
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Services, Inc. ("LMRES")
Mellon Bank
Center
1735 Market Street
Philadelphia, PA 19103

Legg Mason Realty Capital, Inc. ("LMRC")
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Group, Inc. ("LMRG")
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. ("LMRP")
100 Light Street
Baltimore, MD 21202

Legg Mason Tower, Inc. ("LM Tower")
100 Light Street
Baltimore, MD 21202

Legg Mason Trust, fsb  ("LMTrust")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Falcon Investment Strategies, Inc. ("LM Falcon")
100 Light Street
Baltimore, MD 21202

LM Fund Services, Inc. ("LMFunds")
100 Light Street
Baltimore, MD 21202

LM Holdings, Limited ("LM Holdings")
155 Bishopsgate
London EC2M 3TY England

LMRC II, Inc.
100 Light Street
Baltimore, MD 21202

PCM Holdings I, Inc. ("PCM I")
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC ("PCM II")
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Royce & Associates, Inc. ("Royce")
1414 Avenue of the Americas
New York, NY  10019

Western Asset Management Company  ("WAM")
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3TY
England

Item 27.  Principal Underwriters

(a)       Legg Mason Cash Reserve Trust
          Legg Mason Charles Street Trust, Inc.
          Legg Mason Global Trust, Inc.
          Legg Mason Income Trust, Inc.
          Legg Mason Investment Trust, Inc.
          Legg Mason Investors Trust, Inc.
          Legg Mason Light Street Trust, Inc
          Legg Mason Special Investment Trust, Inc.
          Legg Mason Tax Exempt Trust, Inc.
          Legg Mason Tax-Free Income Fund
          Legg Mason Value Trust, Inc.
          Western Asset Funds, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

Name and Principal                 Position and Offices                Positions and Offices
Business Address*                  with Underwriter - LMWW             with Registrant
-----------------------------------------------------------------------------------
James W. Brinkley                  Chairman of the Board               None
                                   and Director

Timothy C. Scheve                  Chief Executive Officer,            None
                                   President and Director

Richard J. Himelfarb               Senior Executive Vice               None
                                   President and Director

Manoochehr Abbaei                  Executive Vice President            None

Thomas P. Mulroy                   Executive Vice President            None
                                   and Director

Robert G. Sabelhaus                Executive Vice President            None
                                   and Director

Joseph A. Sullivan                 Executive Vice President            None
                                   and Director

D. Stuart Bowers                   Senior Vice President               None

W. William Brab                    Senior Vice President               None

Edwin J. Bradley, Jr.              Senior Vice President               None

Deepak Chowdhury                   Senior Vice President               None

Charles J. Daly, Jr.               Senior Vice President               None
                                   and Chief Financial Officer

W. Talbot Daley                    Senior Vice President               None

Thomas M. Daly, Jr.                Senior Vice President               None

Jeffrey W. Durkee                  Senior Vice President               None

Harry M. Ford, Jr.                 Senior Vice President               None

Daniel R. Greller                  Senior Vice President               None

Thomas E. Hill                     Senior Vice President               None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                  Senior Vice President               None

Carl Hohnbaum                      Senior Vice President               None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

Harold L. Hughes                   Senior Vice President               None

David M. Jernigan                  Senior Vice President               None

William B. Jones, Jr.              Senior Vice President               None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                     Senior Vice President               None

Horace M. Lowman, Jr.              Senior Vice President               None

Ira H. Malis                       Senior Vice President               None

Angel Mata, Jr.                    Senior Vice President               None

Marvin H. McIntyre                 Senior Vice President               None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                  Senior Vice President               None

David S. Penn                      Senior Vice President               None

Robert F. Price                    Senior Vice President
                                   and Secretary

Jayne Soybelman                    Senior Vice President               None

Joseph E. Timmins                  Senior Vice President               None

Christopher Wasson                 Senior Vice President               None

Warren S. Ashenmil                 Vice President                      None

Paul J. Ayd                        Vice President                      None

William H. Bass, Jr.               Vice President                      None

Stephanie M. Beran                 Vice President                      None

Nathan S. Betnun                   Vice President                      None

Scott R. Cousino                   Vice President                      None

Elisabeth F. Craig                 Vice President                      None

Thomas W. Cullen                   Vice President                      None

Robert J. Dillon                   Vice President                      None

Brian M. Eakes                     Vice President                      None

J. Peter Feketie                   Vice President                      None

James P. Fitzgerald                Vice President                      None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.               Vice President                      None

Michelle Fuhrman                   Vice President                      None

Joseph M. Furey                    Vice President                      None

Francis X. Gallagher, Jr.          Vice President                      None

David Gately                       Vice President                      None

Steven C. Genyk                    Vice President                      None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                    Vice President                      None

W. Kyle Gore                       Vice President                      None

Kim M. Hagins                      Vice President                      None

Patrick G. Hartley                 Vice President                      None

Kendra Heyde                       Vice President                      None

Rosalind Hicks                     Vice President                      None

Dale S. Hoffman                    Vice President                      None

Timothy A. Jackson                 Vice President                      None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                  Vice President                      None

Francis J. Jamison, Jr.            Vice President                      None

Elizabeth A. Kane                  Vice President                      None

Robert X. Kennedy                  Vice President                      None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Patricia Lattin                    Vice President                      None

Henry Lederer                      Vice President                      None

Edward W. Lister, Jr.              Vice President                      None

Donna Maher                        Vice President                      None

Jeffrey R. Manning                 Vice President                      None

John Martinez                      Vice President                      None

Richard Marvin                     Vice President                      None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                    Vice President and                  None
                                   Controller

Michael P. McMahan                 Vice President                      None

Julia A. McNeal                    Vice President                      None

Thomas C. Merchant                 Vice President and                  None
                                   Assistant Secretary

Mark C. Micklem                    Vice President                      None

Martin F. Mitchell                 Vice President                      None

Deanna S. Mojarrad                 Vice President                      None

Ross Moring                        Vice President                      None

Robert Moy                         Vice President                      None

Neil P. O'Callaghan                Vice President                      None

David J. O'Malley                  Vice President                      None

Ann O'Shea                         Vice President                      None

Robert E. Patterson                Vice President and                  None
                                   General Counsel

Thomas K. Peltier                  Vice President                      None

Gerard F. Petrik, Jr.              Vice President                      None

James H. Redd                      Vice President                      None

Thomas E. Robinson                 Vice President                      None

Theresa M. Romano                  Vice President                      None

James A. Rowan                     Vice President                      None

B. Andrew Schmucker                Vice President                      None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg             Vice President                      None

Robert C. Servas                   Vice President                      None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Alexsander M. Stewart              Vice President                      None

Joyce Ulrich                       Vice President                      None

Barbara Weaver                     Vice President                      None

W. Matthew Zuga                    Vice President                      None




Item 28.  Location of Accounts and Records

        State Street Bank and Trust Company        Legg Mason Fund Adviser, Inc.
        P. O. Box 1713                       and   100 Light Street
        Boston, Massachusetts  02105               Baltimore, Maryland  21202

Item 29.  Management Services

          None

Item 30.  Undertakings

          None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Growth Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 26th day of May, 2005.

                                         LEGG MASON GROWTH TRUST, INC.


                                         By:  /s/ Mark R. Fetting
                                              ----------------------------------
                                              Mark R. Fetting
                                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                                   Title                         Date
---------                                   -----                         ----

/s/ John F. Curley, Jr.*              Chairman and Director            May 26, 2005
------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                   President (Principal Executive   May 26, 2005
------------------------              Officer) and Director
Mark R. Fetting

/s/ Ruby P. Hearn*                    Director                         May 26, 2005
--------------------
Ruby P. Hearn

/s/ Arnold L. Lehman*                 Director                         May 26, 2005
-----------------------
Arnold L. Lehman

/s/ Robin J.W. Masters*               Director                         May 26, 2005
-----------------------
Robin J.W. Masters

/s/ Jill E. McGovern*                 Director                         May 26, 2005
-------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman*                Director                         May 26, 2005
----------------------
Arthur S. Mehlman

/s/ G. Peter O'Brien*                 Director                         May 26, 2005
------------------------
G. Peter O'Brien

/s/ S. Ford Rowan *                   Director                         May 26, 2005
-------------------------
S. Ford Rowan

/s/ Robert M. Tarola *                Director                         May 26, 2005
--------------------------
Robert M. Tarola

/s/ Marie K. Karpinski                Vice President and Treasurer     May 26, 2005
-------------------------             (Principal Financial and
Marie K. Karpinski                    Accounting Officer)


* Signatures affixed by Richard M. Wachterman pursuant to a Power of Attorney dated November 11, 2004, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON GROWTH TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, RICHARD M. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                      DATE
----------                                                     ----

/s/ John F. Curley, Jr.                                        November 11, 2004
----------------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                                            November 11, 2004
----------------------------------------
Mark R. Fetting

/s/ Ruby P. Hearn                                              November 11, 2004
----------------------------------------
Ruby P. Hearn

/s/ Arnold L. Lehman                                           November 11, 2004
----------------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters                                         November 11, 2004
----------------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern                                           November 11, 2004
----------------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman                                          November 11, 2004
----------------------------------------
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                         November 11, 2004
----------------------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                           November 11, 2004
----------------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan                                              November 11, 2004
----------------------------------------
S. Ford Rowan

/s/ Robert M. Tarola                                           November 11, 2004
----------------------------------------
Robert M. Tarola